UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number                          811-08228

Timothy Plan

(Exact name of registrant as specified in charter)

1055 Maitland Center Commons, Maitland, FL 32751

(Address of principal executive offices) (Zip code)

Citi Fund Services Ohio, Inc., 4400 Easton Commons, Suite 200, Columbus, OH 43219-8000

(Name and address of agent for service)

Registrant’s telephone number, including area code:    800-846-7526

Date of fiscal year end: December 31

Date of reporting period: December 31, 2019

Item 1. Reports to Stockholders.

ANNUAL REPORT

December 31, 2019

Ticker Symbol

TIMOTHY PLAN US SMALL CAP CORE ETF	TPSC

TIMOTHY PLAN US LARGE CAP CORE ETF	TPLC

TIMOTHY PLAN HIGH DIVIDEND STOCK ETF	TPHD

TIMOTHY PLAN INTERNATIONAL ETF	TPIF

Listed and traded on: The New York Stock Exchange

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission (the “SEC”), paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website www.timothyplan.com, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically or to continue receiving paper copies of shareholder reports, which are available free of charge, by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by following the instructions included with paper Fund documents that have been mailed to you.

December 31, 2019

Dear Timothy Plan ETF Shareholder:

Timothy Partners, Ltd. is pleased to have added four (4) Exchange Traded Funds (“ETFs”) to our Timothy Plan Mutual Fund Family (TPLC and TPHD were launched 5-1-19 and TPSC and TPIF were added 12-3-19).

Although the markets have been rather mixed during this period, we believe our strategy as implemented by our sub-advisor, Victory Capital Management (“VCM”), with our Biblically Responsible screens and VCM’s smart beta index management style have thus far proven to be very competitive in these various markets. Our returns were 9.01% and 9.00% from inception to December 31, 2019 in the US Large Cap Core and High Dividend Stock ETFs, respectively, compared to the Victory US Large Cap Volatility Weighted BRI Index at 9.39% return and the Victory US Large Cap High Yield Dividend Volatility Weighted BRI Index at 9.38%. The other two ETFs, the US Small Cap Core and International ETFs were available for less than a month, and although they were both showing positive results, it is too early to characterize their performance patterns. In all four ETFs the smart beta strategy utilized by our sub-advisor for the past few years will continue to be employed. ETF’s are designed to mimic their indexes, so future performance will align with Index performance.

As you know, no one can predict future events or investment results, nevertheless we believe you will be pleased with our performance over full market cycles. Please review VCM’s report that follows for more detailed information.

Thank you for your convictions that led you to become part of the Timothy Plan Family of Funds.

Sincerely,

Arthur D. Ally, President

Timothy Plan US Large Cap Core ETF – TPLC

Letter from the Manager – December 31, 2019

The Timothy Plan US Large Cap Core ETF (“Fund”) seeks to provide investment results that track the performance of the Victory US Large Cap Volatility Weighted BRI Index (“Index”) before fees and expenses.

Since the inception date of May 1, 2019 through December 31, 2019, the Fund returned 9.01% compared to the Index’s return of 9.39%. The primary difference in performance versus the underlying benchmark can be attributed to underlying fund fees.

When comparing performance relative to a broad market-cap based Index, such as the S&P 500, Industrials and Consumer Discretionary sectors contributed positively to the Funds relative performance. Information Technology and Health Care detracted from performance relative to the S&P 500. Underweights to the top 10 companies within the S&P 500, which accounted for 24% of its composition, was a key driver in relative underperformance.

VICTORY CAPITAL MANAGEMENT, INC.

Timothy Plan High Dividend Stock ETF – TPHD

Letter from the Manager – December 31, 2019

The Timothy Plan High Dividend Stock ETF (“Fund”) seeks to provide investment results that track the performance of the Victory US Large Cap High Dividend Volatility Weighted BRI Index (“Index”) before fees and expenses.

Since the inception date of May 1, 2019 through December 31, 2019, the Fund returned 9.00% compared to the Index’s return of 9.38%. The primary difference in performance versus the underlying benchmark can be attributed to underlying fund fees.

When comparing performance relative to a broad market-cap based Index such as the Russell 1000 Value, the Utilities and Financials sectors contributed positively to the Funds relative performance. Materials and Consumer Discretionary sectors detracted from performance relative to the Russell 1000 Value. Positive stock selection within the top quartile of the highest yields stocks was a key factor in outperformance relative to the Russell 1000 Value.

VICTORY CAPITAL MANAGEMENT, INC.

Fund Performance - (Unaudited)

December 31, 2019

Timothy Plan US Large Cap Core ETF

Average Annual Return Period Ended December 31, 2019
Inception Date	Timothy Plan US Large Cap Core ETF 4/30/19
			Victory US Large Cap Volatility Weighted BRI
	Net Asset Value	Market Price Value	Index
Since Inception	9.01%	9.04%	9.39%

Expense Ratios
Gross	0.52%

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit www.timothyplan.com.

The above expense ratios are from the Fund’s prospectus dated April 29, 2019 (as amended on December 2, 2019). Additional information pertaining to the Fund’s expense ratios as of December 31, 2019 can be found in the financial highlights.

[1]

The Victory US Large Cap Volatility Weighted BRI Total Return Index is comprised of the 500 largest U.S. companies by market capitalization with positive earnings in each of the four most recent quarters.

The graph reflects investment growth of a hypothetical $10,000 investment of the Fund. Past performance is no guarantee of future results.

Timothy Plan High Dividend Stock ETF

Average Annual Return Period Ended December 31, 2019
Inception Date	Timothy Plan High Dividend Stock ETF 4/30/19
			Victory US Large Cap High Dividend Volatility
	Net Asset Value	Market Price Value	Weighted BRI Index
Since Inception	9.00%	9.01%	9.38%

Expense Ratios
Gross	0.52%

Past performance is not indicative of future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month’s end, please visit www.timothyplan.com.

The above expense ratios are from the Fund’s prospectus dated April 29, 2019 (as amended on December 2, 2019). Additional information pertaining to the Fund’s expense ratios as of December 31, 2019 can be found in the financial highlights.

[1]

The Victory US Large Cap High Dividend Volatility Weighted BRI Total Return Index is comprised of the largest 100 dividend yielding stocks among the largest U.S. companies by market capitalization from the Victory US Large Cap Volatility Weighted BRI Index, with positive earnings in each of the four most recent quarters.

The graph reflects investment growth of a hypothetical $10,000 investment of the Fund. Past performance is no guarantee of future results.

Schedule of Portfolio Investments
Timothy Plan US Small Cap Core ETF	December 31, 2019

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks (99.8%)

Communication Services (1.6%):
Cogent Communications Holdings, Inc.	480	31,589
Fluent, Inc.(a)	3,704	9,260
MSG Networks, Inc.(a)	1,152	20,045
QuinStreet, Inc.(a)	1,040	15,922
Shenandoah Telecommunication Co.	720	29,960
Techtarget, Inc.(a)	688	17,957
Telephone & Data Systems, Inc.	752	19,123
The Meet Group, Inc.(a)	3,064	15,351

		159,207

Consumer Discretionary (13.4%):
Acushnet Holdings Corp.	1,072	34,840
American Public Education, Inc.(a)	736	20,159
America’s Car-Mart, Inc.(a)	248	27,196
Asbury Automotive Group, Inc.(a)	264	29,513
At Home Group, Inc.(a)	704	3,872
Bloomin’ Brands, Inc.	1,088	24,012
Boot Barn Holdings, Inc.(a)	400	17,812
Brinker International, Inc.	512	21,504
Cavco Industries, Inc.(a)	80	15,630
Century Communities, Inc.(a)	664	18,160
Cheesecake Factory, Inc.	664	25,803
Conn’s, Inc.(a)	520	6,443
Dave & Buster’s	416	16,711
del Taco Restaurants, Inc.(a)	2,344	18,529
Denny’s Corp.(a)	1,520	30,218
Dine Brands Global, Inc.	264	22,049
Dorman Products, Inc.(a)	248	18,779
Fox Factory Holding Corp.(a)	344	23,932
Funko, Inc.(a)	680	11,669
Garrett Motion, Inc.(a)	1,616	16,144

See notes to financial statements.

Schedule of Portfolio Investments — continued
Timothy Plan US Small Cap Core ETF	December 31, 2019

SECURITY DESCRIPTION	SHARES	VALUE ($)
Consumer Discretionary (continued)
G-III Apparel Group, Ltd.(a)	464	15,544
Group 1 Automotive, Inc.	240	24,000
Haverty Furniture Cos., Inc.	944	19,031
Hilton Grand Vacations(a)	632	21,734
Hooker Furniture Corp.	728	18,702
Installed Building Products(a)	320	22,038
iRobot Corp.(a)	248	12,556
Jack In The Box, Inc.	256	19,976
KB Home	656	22,481
La Z Boy, Inc.	616	19,392
LCI Industries	224	23,997
LGI Homes, Inc.(a)	232	16,391
M/I Homes, Inc.(a)	576	22,666
Malibu Boats, Inc.(a)	512	20,966
MarineMax, Inc.(a)	984	16,423
Mastercraft Boat Holdings, Inc.(a)	880	13,860
MDC Holdings, Inc.	576	21,980
Meritage Corp.(a)	272	16,622
Modine Manufacturing Co.(a)	1,336	10,287
Monro, Inc.	280	21,896
Movado Group, Inc.	568	12,348
Murphy USA, Inc.(a)	328	38,375
Oxford Industries, Inc.	320	24,134
PetMed Express, Inc.	832	19,568
Rent-A-Center, Inc.	760	21,918
RH(a)	80	17,080
Ruth’s Hospitality Group, Inc.	1,624	35,347
Sally Beauty Holdings, Inc.(a)	976	17,812
Shoe Carnival, Inc.	392	14,614
Sonic Automotive, Inc.	472	14,632
Stamps.com, Inc.(a)	80	6,682
Standard Motor Products	528	28,100

See notes to financial statements.

Schedule of Portfolio Investments — continued
Timothy Plan US Small Cap Core ETF	December 31, 2019

SECURITY DESCRIPTION	SHARES	VALUE ($)
Consumer Discretionary (continued)
Steven Madden, Ltd.	616	26,495
Stitch Fix, Inc.(a)	520	13,343
Stoneridge, Inc.(a)	760	22,283
Sturm Ruger & Co.	456	21,446
Tailored Brands, Inc.	2,008	8,313
Taylor Morrison Home Corp.(a)	944	20,636
The Buckle, Inc.	776	20,983
The Children’s Place, Inc.	192	12,004
The Michaels Cos., Inc.(a)	1,088	8,802
Tilly’s, Inc.	1,360	16,660
Tri Pointe Group, Inc.(a)	1,592	24,804
Tupperware Corp.	776	6,658
Visteon Corp.(a)	144	12,469
William Lyon Homes, Inc.(a)	904	18,062
Wingstop, Inc.	280	24,144
Winnebago Industries, Inc.	464	24,583
Wolverine World Wide, Inc.	720	24,293
Yeti Holdings, Inc.(a)	360	12,521
Zumiez, Inc.(a)	464	16,027

		1,368,653

Consumer Staples (4.2%):
B&G Foods, Inc.	1,152	20,655
Central Garden And Pet Co.(a)	528	15,502
elf Beauty, Inc.(a)	744	12,001
Hostess Brands, Inc.(a)	2,368	34,430
Ingles Markets, Inc.	656	31,167
Inter Parfums, Inc.	384	27,921
John B. Sanfilippo & Son, Inc.	264	24,098
Lifevantage Corp.(a)	992	15,485
Medifast, Inc.	192	21,039
National Beverage Corp.(a)	336	17,143

See notes to financial statements.

Schedule of Portfolio Investments — continued
Timothy Plan US Small Cap Core ETF	December 31, 2019

SECURITY DESCRIPTION	SHARES	VALUE ($)
Consumer Staples (continued)
PriceSmart, Inc.	256	18,181
Sprouts Farmers Market, Inc.(a)	1,456	28,174
The Chefs’ Warehouse, Inc.(a)	680	25,915
The Simply Good Foods Co.(a)	888	25,344
Tootsie Roll Industries, Inc.	968	33,048
Usana Health Sciences, Inc.(a)	224	17,595
WD-40 Co.	176	34,169
Weis Markets, Inc.	816	33,039

		434,906

Energy (3.2%):
Apergy Corp.(a)	640	21,619
Arch Coal, Inc.	232	16,644
Archrock, Inc.	1,808	18,152
Cactus, Inc.	632	21,691
CONSOL Energy, Inc.(a)	1,240	17,992
Core Laboratories N.V.	352	13,260
Delek US Holdings, Inc.	448	15,021
Falcon Minerals Corp.	2,400	16,944
Gulfport Energy Corp.(a)	3,632	11,041
Liberty Oilfield Services, Inc.	1,432	15,924
Magnolia Oil & Gas Corp.(a)	1,744	21,940
Matrix Service Co.(a)	896	20,500
Murphy Oil Corp.	744	19,939
Newpark Resources, Inc.(a)	1,968	12,339
Peabody Energy Corp.	960	8,755
Propetro Holding Corp.(a)	1,256	14,130
Rex American Resources Corp.(a)	272	22,293
Solaris Oilfield Infrast	1,296	18,144
World Fuel Services Corp.	536	23,274

		329,602

See notes to financial statements.

Schedule of Portfolio Investments — continued
Timothy Plan US Small Cap Core ETF	December 31, 2019

SECURITY DESCRIPTION	SHARES	VALUE ($)
Financials (24.7%):
Ameris BanCorp	624	26,545
Amerisafe, Inc.	624	41,202
Artisan Partners Asset Management, Inc., Class A	952	30,769
Atlantic Union Bankshares	664	24,933
Axos Financial, Inc.(a)	712	21,559
Bancfirst Corp.	552	34,467
BancorpSouth Bank	968	30,405
Banner Corp.	480	27,163
Berkshire Hills BanCorp, Inc.	856	28,145
Brookline BanCorp, Inc.	2,216	36,475
Cannae Holdings, Inc.(a)	1,032	38,380
Capitol Federal Financial, Inc.	2,728	37,455
Cathay General BanCorp	808	30,744
Centerstate Banks, Inc.	1,168	29,177
City Holding Co.	408	33,436
Cohen & Steers, Inc.	584	36,651
Columbia Banking System, Inc.	720	29,293
Columbia Financial, Inc.(a)	2,568	43,503
CVB Financial Corp.	1,512	32,629
Employers Holdings, Inc.	784	32,732
Enterprise Financial Services Corp.	640	30,854
FB Financial Corp.	712	28,188
FBL Financial Group, Inc., Class A	520	30,644
First BanCorp.	2,496	26,433
First Busey Corp.	1,216	33,440
First Commonwealth Financial Corp.	2,336	33,895
First Financial BanCorp.	1,096	27,882
First Interstate Bancsys	816	34,207
First Merchants Corp.	672	27,948
First Midwest BanCorp, Inc.	1,416	32,653
First Source	664	34,448
Fulton Financial Corp.	1,976	34,442

See notes to financial statements.

Schedule of Portfolio Investments — continued
Timothy Plan US Small Cap Core ETF	December 31, 2019

SECURITY DESCRIPTION	SHARES	VALUE ($)
Financials (continued)
Great Western BanCorp, Inc.	752	26,124
Heartland Financial USA, Inc.	568	28,252
Hilltop Holdings, Inc.	1,192	29,717
Home Bancshares, Inc.	1,264	24,850
Hope BanCorp, Inc.	1,712	25,440
Houlihan Lokey, Inc.	688	33,623
Independent Bank Group, Inc.	504	27,942
International Bancshares Corp.	688	29,632
James River Group Holdings Ltd.	1,000	41,210
Kearny Financial Corp.	2,880	39,830
Kinsale Capital Group, Inc.	240	24,398
Lakeland Financial Corp.	712	34,838
Meta Financial Group, Inc.	552	20,154
Moelis & Co.	696	22,216
National General Holdings Corp.	1,320	29,172
Navient Corp.	1,848	25,281
NBT BanCorp, Inc.	920	37,315
Nelnet, Inc.	528	30,750
NMI Holdings, Inc.(a)	784	26,013
Northwest Bancshares, Inc.	2,472	41,110
Oceanfirst Financial Corp.	1,360	34,734
Old National BanCorp	1,824	33,361
Pacific Premier BanCorp, Inc.	744	24,258
Park National Corp.	304	31,124
Pennymac Financial Services	912	31,044
PRA Group, Inc.(a)	752	27,298
Provident Financial Services, Inc.	1,400	34,510
Renasant Corp.	744	26,352
S&T BanCorp, Inc.	832	33,521
Safety Insurance Group, Inc.	352	32,571
Sandy Spring BanCorp	864	32,728
Seacoast Banking Corp.(a)	1,024	31,304

See notes to financial statements.

Schedule of Portfolio Investments — continued
Timothy Plan US Small Cap Core ETF	December 31, 2019

SECURITY DESCRIPTION	SHARES	VALUE ($)
Financials (continued)
Servisfirst Bancshares, Inc.	776	29,240
Simmons First National Corp., Class A	1,056	28,290
South State Corp.	368	31,924
Southside Bancshares, Inc.	920	34,169
Texas Capital Bancshares, Inc.(a)	376	21,346
Tompkins Financial Corp.	368	33,672
Towne Bank	1,080	30,046
Trico Bancshares	920	37,546
Trustmark Corp.	872	30,093
United Community Banks, Inc.	912	28,163
Veritex Holdings, Inc.	1,088	31,693
Waddell & Reed Financial	1,600	26,752
Walker & Dunlop, Inc.	408	26,389
Washington Federal, Inc.	872	31,959
WesBanco, Inc.	784	29,627
Westamerica BanCorp.	544	36,867
WSFS Financial Corp.	648	28,506

		2,507,651

Health Care (8.2%):
Addus Homecare Corp.(a)	248	24,111
AMN Healthcare Services, Inc.(a)	400	24,924
ANI Pharmaceuticals, Inc.(a)	320	19,734
Anika Therapeutics, Inc.(a)	240	12,444
Atrion Corp.	40	30,060
Biolife Solutions, Inc.(a)	768	12,426
Biospecifics Technologies Corp.(a)	416	23,687
Biotelemetry, Inc.(a)	456	21,113
Computer Programs & Systems	888	23,443
CONMED Corp.	304	33,996
Corcept Therapeutics, Inc.(a)	1,048	12,681
CorVel Corp.(a)	352	30,751

See notes to financial statements.

Schedule of Portfolio Investments — continued
Timothy Plan US Small Cap Core ETF	December 31, 2019

SECURITY DESCRIPTION	SHARES	VALUE ($)
Health Care (continued)
Eagle Pharmaceuticals, Inc.(a)	280	16,822
Enanta Pharmaceuticals, Inc.(a)	256	15,816
Ensign Group, Inc.	512	23,229
Healthstream, Inc.(a)	1,136	30,899
Innoviva, Inc.(a)	1,784	25,262
Inogen, Inc.(a)	216	14,759
Integer Holdings Corp.(a)	304	24,451
Iradimed Corp.(a)	504	11,784
Lantheus Holdings, Inc.(a)	792	16,244
Lemaitre Vascular, Inc.	552	19,844
Medpace Holdings, Inc.(a)	192	16,140
Meridian Bioscience, Inc.	1,912	18,680
Merit Medical Systems, Inc.(a)	544	16,984
National Healthcare Corp.	440	38,029
Nextgen Healthcare, Inc.(a)	1,072	17,227
Omnicell, Inc.(a)	208	16,998
Patterson Cos., Inc.	1,408	28,836
Phibro Animal Health Corp.	600	14,898
Quidel Corp.(a)	296	22,209
Select Medical Holdings Corp.(a)	1,536	35,850
Simulations Plus, Inc.	480	13,954
Staar Surgical Co.(a)	464	16,319
Supernus Pharmaceuticals, Inc.(a)	632	14,991
Tactile Systems Technology, Inc.(a)	368	24,844
Tivity Health, Inc.(a)	1,048	21,322
U.S. Physical Therapy, Inc.	192	21,955
Utah Medical Products, Inc.	208	22,443

		830,159

Industrials (23.6%):
AAON, Inc.	440	21,740
ABM Industries, Inc.	744	28,056
Aerovironment, Inc.(a)	296	18,275

See notes to financial statements.

Schedule of Portfolio Investments — continued
Timothy Plan US Small Cap Core ETF	December 31, 2019

SECURITY DESCRIPTION	SHARES	VALUE ($)
Industrials (continued)
Aircastle, Ltd.	1,272	40,717
Alamo Group, Inc.	208	26,114
Albany International Corp.	280	21,258
Allegiant Travel Co.	192	33,416
Ameresco, Inc.(a)	1,456	25,480
American Woodmark Corp.(a)	216	22,574
Applied Industrial Technologies, Inc.	432	28,810
Arcbest Corp.	648	17,885
Astronics Corp.(a)	504	14,087
Atkore International Group, Inc.(a)	736	29,779
AZZ, Inc.	664	30,511
Barnes Group, Inc.	472	29,245
BMC Stock Holdings, Inc.(a)	936	26,854
Brady Corp.	592	33,898
Builders FirstSource, Inc.(a)	888	22,564
Chart Industries, Inc.(a)	304	20,517
Comfort Systems USA, Inc.	440	21,934
Continental Bldg Prods, Inc.(a)	752	27,395
DMC Global, Inc.	248	11,145
DXP Enterprise, Inc.(a)	376	14,969
Echo Global Logistics, Inc.(a)	888	18,382
Encore Wire Corp.	456	26,174
Energy Recovery, Inc.(a)	1,608	15,742
EnerSys	304	22,748
Ennis, Inc.	1,528	33,081
ESCO Technologies, Inc.	384	35,521
Federal Signal Corp.	784	25,284
Forward Air Corp.	440	30,777
Franklin Electric Co.	528	30,265
GATX Corp.	344	28,500
Gibraltar Industries, Inc.(a)	664	33,493
GMS, Inc.(a)	544	14,732

See notes to financial statements.

Schedule of Portfolio Investments — continued
Timothy Plan US Small Cap Core ETF	December 31, 2019

SECURITY DESCRIPTION	SHARES	VALUE ($)
Industrials (continued)
Gorman-Rupp Co.	736	27,600
H&E Equipment Services, Inc.	664	22,198
Healthcare Services Group	664	16,148
Heartland Express, Inc.	1,320	27,785
Heidrick & Struggles International, Inc.	576	18,720
Helios Technologies, Inc.	352	16,273
Hillenbrand, Inc.	720	23,983
HNI Corp.	656	24,574
Hub Group, Inc., Class A(a)	440	22,568
ICF International, Inc.	384	35,182
Interface, Inc.	1,272	21,102
Jeld-Wen Holding, Inc.(a)	1,032	24,159
Kadant, Inc.	288	30,338
Kaman Corp.	520	34,278
Kennametal, Inc.	664	24,495
Kimball International, Inc.	1,224	25,300
Knoll, Inc.	1,104	27,887
Kratos Defense & Security Solutions, Inc.(a)	896	16,137
Marten Transport Ltd.	920	19,771
Matson, Inc.	624	25,459
Matthews International Corp., Class A	520	19,848
McGrath Rentcorp	392	30,004
Meritor, Inc.(a)	976	25,561
Mesa Air Group, Inc.(a)	1,816	16,235
Moog, Inc.	280	23,892
MRC Global, Inc.(a)	1,488	20,296
Mueller Industries, Inc.	760	24,130
MYR Group, Inc.(a)	576	18,772
National Presto Industries, Inc.	264	23,335
Now, Inc.(a)	1,664	18,703
NV5 Global, Inc.(a)	176	8,879
Patrick Industries, Inc.	352	18,455

See notes to financial statements.

Schedule of Portfolio Investments — continued
Timothy Plan US Small Cap Core ETF	December 31, 2019

SECURITY DESCRIPTION	SHARES	VALUE ($)
Industrials (continued)
PGT Innovations, Inc.(a)	1,024	15,268
Primoris Services Corp.	1,208	26,866
Proto Labs, Inc.(a)	144	14,623
Raven Industries, Inc.	672	23,157
Regal Beloit Corp.	392	33,558
Resources Connection, Inc.	1,848	30,178
Rush Enterprises, Inc., Class A	656	30,504
Ryder System, Inc.	376	20,421
Saia, Inc.(a)	200	18,624
Simpson Manufacturing Co., Inc.	408	32,734
SkyWest, Inc.	448	28,954
SP Plus Corp.(a)	808	34,284
Spirit Airlines, Inc.(a)	432	17,414
SPX Corp.(a)	592	30,121
Standex International Corp.	224	17,774
Steelcase, Inc., Class A	1,160	23,734
Systemax, Inc.	728	18,316
Tennant Co.	288	22,441
The Greenbrier Cos., Inc.	576	18,680
Thermon Group Holdings, Inc.(a)	1,112	29,802
TriMas Corp.(a)	1,088	34,174
Trinity Industries, Inc.	1,080	23,922
Triton International Ltd.	712	28,622
TrueBlue, Inc.(a)	1,024	24,637
U.S. Ecology, Inc.	392	22,701
Universal Forest Products, Inc.	520	24,804
Universal Logistics Holdings, Inc.	736	13,955
Valmont Industries, Inc.	224	33,551
Vectrus, Inc.(a)	312	15,993
Vicor Corp.(a)	416	19,436
Wabash National Corp.	1,592	23,386
Werner Enterprises, Inc.	736	26,783

See notes to financial statements.

Schedule of Portfolio Investments — continued
Timothy Plan US Small Cap Core ETF	December 31, 2019

SECURITY DESCRIPTION	SHARES	VALUE ($)
Industrials (continued)
WESCO International, Inc.(a)	520	30,883

		2,424,289

Information Technology (10.8%):
Advanced Energy Industries, Inc.(a)	320	22,784
Anixter International, Inc.(a)	296	27,262
AVX Corp.	1,448	29,641
Axcelis Technologies, Inc.(a)	968	23,324
Badger Meter, Inc.	528	34,282
Belden, Inc.	296	16,280
Benchmark Electronics, Inc.	880	30,236
Brooks Automation, Inc.	400	16,784
Cass Information Systems, Inc.	576	33,258
Comtech Telecommunications Corp.	520	18,455
CSG Systems International, Inc.	472	24,440
CTS Corp.	736	22,087
Digi International, Inc.(a)	1,504	26,651
Diodes, Inc.(a)	408	22,999
Ebix, Inc.	392	13,097
eplus, Inc.(a)	224	18,881
Evertec, Inc.	680	23,147
Exlservice Holdings, Inc.(a)	472	32,785
Fabrinet(a)	312	20,230
FormFactor, Inc.(a)	960	24,931
Greensky, Inc.(a)	1,464	13,030
Ichor Holding Ltd.(a)	664	22,091
II-VI, Inc.(a)	504	16,970
Insight Enterprises, Inc.(a)	408	28,678
Intelligent Systems Corp.(a)	152	6,071
KEMET Corp.	632	17,096
ManTech International Corp.	416	33,230
Mesa Laboratories, Inc.	64	15,962

See notes to financial statements.

Schedule of Portfolio Investments — continued
Timothy Plan US Small Cap Core ETF	December 31, 2019

SECURITY DESCRIPTION	SHARES	VALUE ($)
Information Technology (continued)
Methode Electronics, Inc.	576	22,666
MTS Systems Corp.	552	26,513
Napco SEC System, Inc.(a)	424	12,461
NIC, Inc.	824	18,416
Onto Innovation, Inc.(a)	472	17,247
OSI Systems, Inc.(a)	232	23,372
Paysign, Inc.(a)	656	6,658
PC Connection, Inc.	408	20,261
Perficient, Inc.(a)	616	28,379
Photronics, Inc.(a)	1,816	28,620
Plexus Corp.(a)	376	28,929
Power Integrations, Inc.	224	22,156
Progress Software Corp.	488	20,276
Rogers Corp.(a)	96	11,974
ScanSource, Inc.(a)	768	28,378
Semtech Corp.(a)	336	17,774
Smart Global Holdings, Inc.(a)	408	15,480
SPS Commerce, Inc.(a)	424	23,498
Sykes Enterprises, Inc.(a)	1,096	40,542
Ttec Holdings, Inc.	496	19,652
Virtusa Corp.(a)	424	19,220
Vishay Intertechnology, Inc.	1,088	23,164

		1,110,318

Materials (7.7%):
Advansix, Inc.(a)	768	15,329
Allegheny Technologies, Inc.(a)	872	18,016
American Vanguard Corp.	1,360	26,479
Balchem Corp.	208	21,139
Cabot Corp.	448	21,289
Carpenter Technology Corp.	368	18,319
Chase Corp.	216	25,592

See notes to financial statements.

Schedule of Portfolio Investments — continued
Timothy Plan US Small Cap Core ETF	December 31, 2019

SECURITY DESCRIPTION	SHARES	VALUE ($)
Materials (continued)
Chemours Co.	840	15,196
Commercial Metals Co.	960	21,379
Domtar Corp.	648	24,780
Ferro Corp.(a)	1,472	21,830
Futurefuel Corp.	1,264	15,661
GCP Applied Technologies(a)	1,016	23,073
Greif, Inc., Class A	456	20,155
H.B. Fuller Co.	496	25,579
Hawkins, Inc.	472	21,622
Innophos Holdings, Inc.	624	19,956
Innospec, Inc.	304	31,445
Intrepid Potash, Inc.(a)	4,536	12,293
Kaiser Aluminum Corp.	256	28,387
Kraton Corp.(a)	608	15,395
Kronos Worldwide, Inc.	1,520	20,368
Louisiana-Pacific Corp.	984	29,195
Minerals Technologies, Inc.	408	23,513
Neenah, Inc.	368	25,918
PolyOne Corp.	648	23,840
PQ Group Holdings, Inc.(a)	1,560	26,801
Quaker Chemical Corp.	144	23,691
Ryerson Holding Corp.(a)	1,608	19,023
Schnitzer Steel Industries, Inc.	864	18,732
Sensient Technologies Corp.	512	33,837
Stepan Co.	304	31,142
SunCoke Energy, Inc.	2,768	17,245
U.S. Steel Corp.	1,088	12,414
Warrior Met Coal, Inc.	856	18,087
Worthington Industries, Inc.	608	25,645

		792,365

See notes to financial statements.

Schedule of Portfolio Investments — continued
Timothy Plan US Small Cap Core ETF	December 31, 2019

SECURITY DESCRIPTION	SHARES	VALUE ($)
Real Estate (0.2%):
Marcus & Millichap, Inc.(a)	648	24,138

		24,138

Utilities (2.2%):
Chesapeake Utilities Corp.	392	37,565
MGE Energy, Inc.	416	32,789
Middlesex Water Co.	416	26,445
Otter Tail Corp.	760	38,981
SJW Group	624	44,342
Unitil Corp.	584	36,103

		216,225

Total Common Stocks (Cost $9,849,296)		10,197,513

Total Investments (Cost $9,849,296) — 99.8%(b)		10,197,513

Other assets in excess of liabilities — 0.2%		24,294

NET ASSETS - 100.00%		10,221,807

Percentages indicated are based on net assets as of December 31, 2019.

(a)	Non-income producing security.

(b)	See Federal Tax Information listed in the Notes to Financial Statements.

See notes to financial statements.

Schedule of Portfolio Investments
Timothy Plan US Large Cap Core ETF	December 31, 2019

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks (99.7%)

Communication Services (0.5%):
Cable One, Inc.	467	695,115

		695,115

Consumer Discretionary (9.0%):
Advance Auto Parts, Inc.	2,392	383,103
Aptiv PLC	3,658	347,400
AutoZone, Inc.(a)	423	503,924
Booking Holdings, Inc.(a)	197	404,585
BorgWarner, Inc.	8,605	373,285
Bright Horizons Family Solutions, Inc.(a)	3,552	533,829
Burlington Stores, Inc.(a)	1,309	298,491
CarMax, Inc.(a)	4,142	363,129
Columbia Sportswear Co.	3,548	355,474
Dollar General Corp.	2,666	415,843
Dr Horton, Inc.	7,433	392,091
Five Below(a)	2,179	278,607
Garmin Ltd.	4,364	425,752
Gentex Corp.	15,057	436,352
Genuine Parts Co.	5,459	579,910
Grand Canyon Education, Inc.(a)	2,496	239,092
Kohl’s Corp.	4,856	247,413
Lear Corp.	2,760	378,672
Lennar Corp.	6,908	385,397
LKQ Corp.(a)	11,789	420,867
Mohawk Industries, Inc.(a)	2,377	324,175
NVR, Inc.(a)	117	445,584
O’Reilly Automotive, Inc.(a)	1,196	524,159
Pool Corp.	2,196	466,386
Pultegroup, Inc.	10,810	419,428
Ross Stores, Inc.	4,154	483,609
Service Corp. International	11,385	524,052

See notes to financial statements.

Schedule of Portfolio Investments — continued
Timothy Plan US Large Cap Core ETF	December 31, 2019

SECURITY DESCRIPTION	SHARES	VALUE ($)
Consumer Discretionary (continued)
Tapestry, Inc.	8,126	219,158
Tractor Supply Co.	4,329	404,502
Yum China Holdings, Inc.	7,251	348,121

		11,922,390

Consumer Staples (2.4%):
Casey’s General Stores, Inc.	2,959	470,451
Costco Wholesale Corp.	1,974	580,199
Lamb Weston Holding, Inc.	5,650	486,069
McCormick & Co., Inc.	2,855	484,579
Monster Beverage Corp.(a)	6,168	391,976
The JM Smucker Co.	4,244	441,928
US Foods Holding Corp.(a)	11,415	478,174

		3,333,376

Energy (3.9%):
Cabot Oil & Gas Corp.	20,489	356,713
ConocoPhillips	6,349	412,875
Continental Resources, Inc.	6,465	221,750
Diamondback Energy, Inc.	3,277	304,302
EOG Resources, Inc.	4,236	354,807
Halliburton Co.	13,644	333,869
HollyFrontier Corp.	5,865	297,414
Kinder Morgan, Inc.	29,207	618,313
Marathon Oil Corp.	21,075	286,199
Occidental Petroleum Corp.	8,341	343,733
ONEOK, Inc.	7,120	538,770
Phillips 66	4,370	486,862
Schlumberger Ltd.	9,385	377,277
Valero Energy Corp.	3,737	349,970

		5,282,854

See notes to financial statements.

Schedule of Portfolio Investments — continued
Timothy Plan US Large Cap Core ETF	December 31, 2019

SECURITY DESCRIPTION	SHARES	VALUE ($)
Financials (11.9%):
Aflac, Inc.	12,758	674,898
Arch Capital Group Ltd.(a)	14,179	608,137
Arthur J Gallagher & Co.	6,939	660,801
Assurant, Inc.	4,147	543,589
BOK Financial Corp.	5,123	447,750
Brown & Brown, Inc.	16,109	635,983
CBOE Global Markets, Inc.	4,624	554,880
Commerce Bancshares, Inc.	8,817	599,027
Credit Acceptance Corp.(a)	891	394,116
E*TRADE Financial Corp.	9,386	425,843
East West BanCorp, Inc.	7,131	347,280
FactSet Research Systems, Inc.	1,756	471,135
Fidelity National Financial, Inc.	12,179	552,318
First American Financial Corp.	9,119	531,820
Franklin Resources, Inc.	14,760	383,465
Globe Life, Inc.	6,329	666,127
Intercontinental Exchange, Inc.	6,844	633,411
Invesco Ltd.	22,501	404,568
LPL Financial Holdings, Inc.	4,232	390,402
MarketAxess Holdings, Inc.	910	344,990
Morningstar, Inc.	3,461	523,684
MSCI, Inc.	1,682	434,259
New York Community BanCorp, Inc.	32,940	395,939
People’s United Financial, Inc.	28,029	473,690
Reinsurance Group of America, Inc.	3,680	600,061
Santander Consumer USA Holdings, Inc.	16,824	393,177
SEI Investments Co.	7,595	497,321
Signature Bank	3,284	448,627
SVB Financial Group(a)	1,408	353,464
Synovus Financial Corp.	9,728	381,338
TCF Financial Corp.	9,084	425,131

See notes to financial statements.

Schedule of Portfolio Investments — continued
Timothy Plan US Large Cap Core ETF	December 31, 2019

SECURITY DESCRIPTION	SHARES	VALUE ($)
Financials (continued)
WR Berkley Corp.	9,725	671,998

		15,869,229

Health Care (11.0%):
ABIOMED, Inc.(a)	1,287	219,549
Agilent Technologies, Inc.	5,154	439,688
Align Technology, Inc.(a)	1,016	283,505
Bruker Corp.	7,320	373,100
Centene Corp.(a)	6,616	415,948
Cerner Corp.	6,833	501,474
Charles River Laboratories International, Inc.(a)	2,867	437,963
Chemed Corp.	1,408	618,478
DENTSPLY Sirona, Inc.	6,511	368,457
Edwards Lifesciences Corp.(a)	1,573	366,965
Elanco Animal Health, Inc.(a)	12,544	369,421
Encompass Health Corp.	6,217	430,652
Exelixis, Inc.(a)	16,719	294,589
Henry Schein, Inc.(a)	6,824	455,297
Hill-Rom Holdings, Inc.	4,682	531,547
IDEXX Laboratories, Inc.(a)	1,467	383,078
Illumina, Inc.(a)	988	327,759
Incyte Corp.(a)	4,073	355,654
Insulet Corp.(a)	1,503	257,314
Intuitive Surgical, Inc.(a)	708	418,534
IQVIA Holdings, Inc.(a)	3,083	476,354
Jazz Pharmaceuticals PLC(a)	2,947	439,928
Masimo Corp.(a)	2,564	405,266
Mettler-Toledo International(a)	610	483,901
Molina Healthcare, Inc.(a)	2,293	311,137
PerkinElmer, Inc.	5,262	510,940
PRA Health Sciences, Inc.(a)	3,859	428,928
Regeneron Pharmaceuticals, Inc.(a)	1,119	420,162

See notes to financial statements.

Schedule of Portfolio Investments — continued
Timothy Plan US Large Cap Core ETF	December 31, 2019

SECURITY DESCRIPTION	SHARES	VALUE ($)
Health Care (continued)
ResMed, Inc.	2,502	387,735
Teleflex, Inc.	1,285	483,725
Varian Medical Systems, Inc.(a)	4,063	576,988
Veeva Systems, Inc.(a)	1,780	250,375
Vertex Pharamaceuticals, Inc.(a)	2,083	456,073
Waters Corp.(a)	1,609	375,943
West Pharmaceutical Services, Inc.	3,046	457,905
Zoetis, Inc.	3,770	498,959

		14,813,291

Industrials (22.0%):
Aecom(a)	12,267	529,076
AGCO Corp.	4,864	375,744
Allegion PLC	5,370	668,780
Allison Transmission Holding, Inc.	9,192	444,157
AMERCO, Inc.	1,264	475,036
Ametek, Inc.	6,038	602,230
AO Smith Corp.	8,203	390,791
Bwx Technologies, Inc.	6,751	419,102
Carlisle Companies, Inc.	3,156	510,767
Caterpillar, Inc.	2,889	426,648
CH Robinson Worldwide, Inc.	5,331	416,884
Cintas Corp.	1,691	455,014
Copart, Inc.(a)	5,760	523,814
Costar Group, Inc.(a)	582	348,211
CSX Corp.	6,311	456,664
Deere & Co.	2,158	373,895
Donaldson Co., Inc.	7,814	450,243
Dover Corp.	4,639	534,691
Eaton Corp. PLC	5,458	516,982
Emerson Electric Co.	6,410	488,827
Expeditors International of Washington, Inc.	6,546	510,719

See notes to financial statements.

Schedule of Portfolio Investments — continued
Timothy Plan US Large Cap Core ETF	December 31, 2019

SECURITY DESCRIPTION	SHARES	VALUE ($)
Industrials (continued)
Fastenal Co.	11,166	412,584
Flowserve Corp.	7,142	355,457
Fortive Corp.	6,953	531,140
Fortune Brands Home & Security, Inc.	6,664	435,426
Gardner Denver Holdings, Inc.(a)	9,709	356,126
General Dynamics Corp.	2,860	504,361
Graco, Inc.	10,723	557,596
HD Supply Holdings, Inc.(a)	12,194	490,443
HEICO Corp.	3,236	369,389
Hexcel Corp.	6,141	450,197
Honeywell International, Inc.	3,548	627,996
Hubbell, Inc.	3,370	498,153
Huntington Ingalls Industries, Inc.	2,159	541,650
IDEX Corp.	3,282	564,504
Illinois Tool Works, Inc.	2,843	510,688
J.B. Hunt Transport Services, Inc.	3,270	381,871
Kansas City Southern	3,149	482,301
Knight-Swift Transportation Holdings, Inc.	6,622	237,332
L3Harris Technologies, Inc.	1,983	392,376
Lennox International, Inc.	2,007	489,647
Masco Corp.	8,205	393,758
Middleby Corp.(a)	3,359	367,878
Nordson Corp.	3,061	498,453
Norfolk Southern Corp.	2,445	474,648
Old Dominion Freight Line, Inc.	2,249	426,815
PACCAR, Inc.	6,430	508,613
Parker Hannifin Corp.	2,086	429,341
Rollins, Inc.	11,553	383,097
Roper Technologies, Inc.	1,593	564,288
Snap-on, Inc.	2,550	431,970
Spirit Aerosystems Holdings, Inc.	4,185	305,003
Teledyne Technologies, Inc.(a)	1,565	542,335

See notes to financial statements.

Schedule of Portfolio Investments — continued
Timothy Plan US Large Cap Core ETF	December 31, 2019

SECURITY DESCRIPTION	SHARES	VALUE ($)
Industrials (continued)
Toro Co.	7,321	583,265
TransDigm Group, Inc.	685	383,600
Transunion	5,364	459,212
Union Pacific Corp.	2,861	517,241
United Rentals, Inc.(a)	2,248	374,899
Verisk Analytics, Inc.	4,478	668,744
Waste Management, Inc.	6,142	699,943
Watsco, Inc.	2,841	511,805
Woodward, Inc.	3,382	400,564
XPO Logistics, Inc.(a)	2,991	238,383
Xylem, Inc.	6,315	497,559

		29,768,926

Information Technology (19.5%):
Advanced Micro Devices, Inc.(a)	5,937	272,271
Akamai Technologies, Inc.(a)	5,048	436,046
Alliance Data Systems Corp.	2,465	276,573
Amphenol Corp.	4,755	514,634
Analog Devices, Inc.	3,085	366,621
ANSYS, Inc.(a)	1,901	489,336
Arista Networks, Inc.(a)	1,099	223,537
Aspen Technology, Inc.(a)	2,491	301,237
Black Knight, Inc.(a)	10,475	675,428
Broadcom, Inc.	1,191	376,380
CACI International, Inc.(a)	1,813	453,232
Cadence Design Systems, Inc.(a)	5,834	404,646
CDW Corp.	3,067	438,090
Ciena Corp.(a)	6,268	267,581
Citrix Systems, Inc.	6,461	716,525
Cognex Corp.	5,956	333,774
Cognizant Technology Solutions Corp.	6,425	398,479
Dolby Laboratories, Inc.	6,423	441,902

See notes to financial statements.

Schedule of Portfolio Investments — continued
Timothy Plan US Large Cap Core ETF	December 31, 2019

SECURITY DESCRIPTION	SHARES	VALUE ($)
Information Technology (continued)
DXC Technology Co.	7,203	270,761
Entegris, Inc.	7,045	352,884
EPAM Systems, Inc.(a)	1,856	393,769
Euronet Worldwide, Inc.(a)	2,787	439,120
F5 Networks, Inc.(a)	2,797	390,601
Fair Isaac Corp.(a)	1,107	414,771
Fidelity National Information Services, Inc.	3,840	534,106
Fiserv, Inc.(a)	4,028	465,758
Fleetcor Technologies, Inc.(a)	1,407	404,822
FLIR Systems, Inc.	8,195	426,714
Fortinet, Inc.(a)	3,988	425,759
Gartner, Inc.(a)	2,374	365,833
Genpact Ltd.	13,098	552,343
IPG Photonics Corp.(a)	1,789	259,262
Jack Henry & Associates, Inc.	3,944	574,522
Juniper Networks, Inc.	18,116	446,196
KLA Corp.	2,079	370,415
Lam Research Corp.	1,166	340,938
Manhattan Associates, Inc.(a)	3,287	262,138
Maxim Integrated Products, Inc.	6,222	382,715
Microchip Technology, Inc.	3,097	324,318
Micron Technology, Inc.(a)	4,843	260,457
Monolithic Power Systems, Inc.	2,204	392,356
National Instruments Corp.	10,322	437,033
NetApp, Inc.	5,117	318,533
NVIDIA Corp.	1,275	300,008
On Semiconductor Corp.(a)	13,245	322,913
Paychex, Inc.	6,945	590,742
Paycom Software, Inc.(a)	1,270	336,245
Paylocity Holding Corp.(a)	2,484	300,117
Qorvo, Inc.(a)	4,059	471,778
RealPage, Inc.(a)	6,515	350,181

See notes to financial statements.

Schedule of Portfolio Investments — continued
Timothy Plan US Large Cap Core ETF	December 31, 2019

SECURITY DESCRIPTION	SHARES	VALUE ($)
Information Technology (continued)
Sabre Corp.	18,882	423,712
Seagate Technology PLC	5,573	331,594
Skyworks Solutions, Inc.	3,354	405,432
Ssnc Technologies Holdings, Inc.	5,769	354,217
Synopsys, Inc.(a)	2,885	401,592
TE Connectivity Ltd.	4,778	457,923
Teradyne, Inc.	4,036	275,215
The Trade Desk, Inc.(a)	802	208,344
Trimble, Inc.(a)	10,114	421,653
Tyler Technologies, Inc.(a)	1,672	501,633
Ubiquiti, Inc.	2,209	417,457
Universal Display Corp.	1,257	259,030
VeriSign, Inc.(a)	2,671	514,648
Western Union Co.	23,190	621,028
Wex, Inc.(a)	1,859	389,386
Xilinx, Inc.	2,307	225,555
Zebra Technologies Corp.(a)	1,284	327,985

		26,400,804

Materials (9.0%):
Albemarle Corp.	4,226	308,667
AptarGroup, Inc.	6,051	699,617
Ball Corp.	6,543	423,136
Celanese Corp.	3,173	390,660
CF Industries Holdings, Inc.	6,505	310,549
Crown Holdings, Inc.(a)	6,913	501,469
Eastman Chemical Co.	4,750	376,485
Ecolab, Inc.	3,001	579,162
FMC Corp.	4,877	486,822
International Flavors & Fragrances, Inc.	2,781	358,805
International Paper Co.	9,407	433,192
LyondellBasell Industries N.V., Class A	3,763	355,528

See notes to financial statements.

Schedule of Portfolio Investments — continued
Timothy Plan US Large Cap Core ETF	December 31, 2019

SECURITY DESCRIPTION	SHARES	VALUE ($)
Materials (continued)
Martin Marietta Materials, Inc.	1,587	443,789
NewMarket Corp.	1,075	523,009
Nucor Corp.	7,412	417,147
Packaging Corp. of America	3,887	435,305
PPG Industries, Inc.	4,082	544,906
Reliance Steel & Aluminum Co.	4,158	497,963
Royal Gold, Inc.	3,448	421,518
RPM International, Inc.	7,320	561,883
Sealed Air Corp.	9,321	371,255
Sherwin-Williams Co.	807	470,917
Sonoco Products Co.	10,195	629,235
Steel Dynamics, Inc.	9,412	320,384
Vulcan Materials Co.	3,149	453,424
Westlake Chemical Corp.	4,140	290,421
Westrock Co.	8,326	357,269

		11,962,517

Real Estate (0.1%):
The Howard Hughes Corp.(a)	1,497	189,820

		189,820

Utilities (10.4%):
AES Corp.	31,475	626,353
Alliant Energy Corp.	13,755	752,674
American Electric Power Co., Inc.	7,994	755,513
American Water Works Co., Inc.	5,735	704,545
Atmos Energy Corp.	6,538	731,341
CenterPoint Energy, Inc.	21,471	585,514
CMS Energy Corp.	11,355	713,548
Consolidated Edison, Inc.	8,329	753,525
DTE Energy Co.	5,956	773,506
Evergy, Inc.	10,777	701,475
Eversource Energy	9,391	798,892

See notes to financial statements.

Schedule of Portfolio Investments — continued
Timothy Plan US Large Cap Core ETF	December 31, 2019

SECURITY DESCRIPTION	SHARES	VALUE ($)
Utilities (continued)
FirstEnergy Corp.	13,668	664,265
IDACORP, Inc.	6,423	685,976
MDU Resources Group, Inc.	23,147	687,697
NextEra Energy, Inc.	3,070	743,431
OGE Energy Corp.	16,151	718,235
Pinnacle West Capital Corp.	7,400	665,482
PPL Corp.	20,508	735,827
Public Service Enterprise Group, Inc.	11,671	689,173
WEC Energy Group	7,519	693,477

		14,180,449

Total Common Stocks (Cost $126,672,202)		134,418,771

Total Investments (Cost $126,672,202) — 99.7%(b)		134,418,771

Other assets in excess of liabilities — 0.3%		376,242

NET ASSETS - 100.00%		134,795,013

Percentages indicated are based on net assets as of December 31, 2019.

(a)	Non-income producing security.

(b)	See Federal Tax Information listed in the Notes to Financial Statements.

Futures Contracts

Long Futures

Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-mini March Future (U.S. Dollar)	3/20/20	2	$323,110	$4,554

				$4,554

See notes to financial statements.

Schedule of Portfolio Investments
Timothy Plan High Dividend Stock ETF	December 31, 2019

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks (99.7%)

Consumer Discretionary (4.7%):
BorgWarner, Inc.	16,855	731,170
Garmin Ltd.	8,556	834,723
Genuine Parts Co.	10,711	1,137,830
Kohl’s Corp.	9,521	485,095
Lear Corp.	5,393	739,920
Tapestry, Inc.	15,934	429,740

		4,358,478

Consumer Staples (0.9%):
The JM Smucker Co.	8,306	864,904

		864,904

Energy (8.6%):
Cabot Oil & Gas Corp.	40,136	698,768
ConocoPhillips	12,454	809,884
Halliburton Co.	26,718	653,789
HollyFrontier Corp.	11,521	584,230
Kinder Morgan, Inc.	57,232	1,211,601
Occidental Petroleum Corp.	16,371	674,649
ONEOK, Inc.	13,940	1,054,840
Phillips 66	8,582	956,121
Schlumberger Ltd.	18,363	738,193
Valero Energy Corp.	7,293	682,989

		8,065,064

Financials (14.7%):
Aflac, Inc.	24,984	1,321,654
Arthur J Gallagher & Co.	13,602	1,295,318
Assurant, Inc.	8,115	1,063,714
BOK Financial Corp.	10,012	875,049
East West BanCorp, Inc.	13,978	680,729
Fidelity National Financial, Inc.	23,865	1,082,278

See notes to financial statements.

Schedule of Portfolio Investments — continued
Timothy Plan High Dividend Stock ETF	December 31, 2019

SECURITY DESCRIPTION	SHARES	VALUE ($)
Financials (continued)
First American Financial Corp.	17,874	1,042,412
Franklin Resources, Inc.	28,925	751,472
Invesco Ltd.	44,113	793,151
New York Community BanCorp, Inc.	64,515	775,470
People’s United Financial, Inc.	54,933	928,367
Santander Consumer USA Holdings, Inc.	32,958	770,228
Signature Bank	6,452	881,408
Synovus Financial Corp.	19,090	748,328
TCF Financial Corp.	17,774	831,823

		13,841,401

Health Care (0.9%):
Encompass Health Corp.	12,163	842,531

		842,531

Industrials (20.2%):
AO Smith Corp.	16,053	764,765
Caterpillar, Inc.	5,677	838,379
CH Robinson Worldwide, Inc.	10,428	815,470
Deere & Co.	4,207	728,905
Dover Corp.	9,079	1,046,446
Eaton Corp. PLC	10,709	1,014,356
Emerson Electric Co.	12,531	955,614
Fastenal Co.	21,854	807,505
General Dynamics Corp.	5,594	986,502
Honeywell International, Inc.	6,933	1,227,141
Hubbell, Inc.	6,604	976,203
Illinois Tool Works, Inc.	5,540	995,150
Norfolk Southern Corp.	4,760	924,059
PACCAR, Inc.	12,595	996,265
Parker Hannifin Corp.	4,089	841,598
Snap-on, Inc.	4,971	842,087
TransDigm Group, Inc.	1,333	746,480

See notes to financial statements.

Schedule of Portfolio Investments — continued
Timothy Plan High Dividend Stock ETF	December 31, 2019

SECURITY DESCRIPTION	SHARES	VALUE ($)
Industrials (continued)
Union Pacific Corp.	5,597	1,011,881
Waste Management, Inc.	12,039	1,371,964
Watsco, Inc.	5,534	996,950

		18,887,720

Information Technology (13.3%):
Alliance Data Systems Corp.	4,821	540,916
Analog Devices, Inc.	6,065	720,765
Broadcom, Inc.	2,333	737,275
DXC Technology Co.	14,083	529,380
Juniper Networks, Inc.	35,493	874,193
KLA Corp.	4,070	725,152
Lam Research Corp.	2,258	660,239
Maxim Integrated Products, Inc.	12,175	748,884
National Instruments Corp.	20,250	857,385
NetApp, Inc.	9,995	622,189
Paychex, Inc.	13,626	1,159,028
Sabre Corp.	36,965	829,495
Seagate Technology PLC	10,946	651,287
Skyworks Solutions, Inc.	6,561	793,093
TE Connectivity Ltd.	9,389	899,842
Western Union Co.	45,457	1,217,338

		12,566,461

Materials (13.0%):
Albemarle Corp.	8,248	602,434
Celanese Corp.	6,225	766,422
CF Industries Holdings, Inc.	12,717	607,110
Eastman Chemical Co.	9,307	737,673
FMC Corp.	9,583	956,575
International Flavors & Fragrances, Inc.	5,459	704,320
International Paper Co.	18,430	848,702
LyondellBasell Industries N.V., Class A	7,369	696,223

See notes to financial statements.

Schedule of Portfolio Investments — continued
Timothy Plan High Dividend Stock ETF	December 31, 2019

SECURITY DESCRIPTION	SHARES	VALUE ($)
Materials (continued)
Nucor Corp.	14,505	816,341
Packaging Corp. of America	7,642	855,828
Reliance Steel & Aluminum Co.	8,144	975,326
RPM International, Inc.	14,338	1,100,584
Sonoco Products Co.	19,969	1,232,486
Steel Dynamics, Inc.	18,453	628,140
Westrock Co.	16,321	700,334

		12,228,498

Utilities (23.4%):
AES Corp.	61,663	1,227,094
Alliant Energy Corp.	26,944	1,474,376
American Electric Power Co., Inc.	15,632	1,477,380
CenterPoint Energy, Inc.	42,057	1,146,894
CMS Energy Corp.	22,212	1,395,802
Consolidated Edison, Inc.	16,329	1,477,285
DTE Energy Co.	11,687	1,517,791
Evergy, Inc.	21,097	1,373,204
Eversource Energy	18,388	1,564,267
FirstEnergy Corp.	26,789	1,301,945
MDU Resources Group, Inc.	45,335	1,346,903
OGE Energy Corp.	31,656	1,407,742
Pinnacle West Capital Corp.	14,475	1,301,737
PPL Corp.	40,195	1,442,197
Public Service Enterprise Group, Inc.	22,849	1,349,233
WEC Energy Group	14,724	1,357,995

		22,161,845

Total Common Stocks (Cost $87,668,881)		93,816,902

Total Investments (Cost $87,668,881) — 99.7%(a)		93,816,902

Other assets in excess of liabilities — 0.3%		315,142

NET ASSETS - 100.00%		94,132,044

Percentages indicated are based on net assets as of December 31, 2019.

(a)	See Federal Tax Information listed in the Notes to Financial Statements.

See notes to financial statements.

Schedule of Portfolio Investments — continued
Timothy Plan High Dividend Stock ETF	December 31, 2019

Futures Contracts

Long Futures

Index Futures	Expiration Date	Number of Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
S&P 500 Index E-mini March Future (U.S. Dollar)	3/20/20	1	$161,555	$ (137)

				$ (137)

See notes to financial statements.

Schedule of Portfolio Investments
Timothy Plan International ETF	December 31, 2019

SECURITY DESCRIPTION	SHARES	VALUE ($)
Common Stocks (99.6%)

Australia (6.5%):
Communication Services (0.5%):
Rea Group Ltd.	670	48,699
Telstra Corp. Ltd.	25,817	64,121
		112,820

Consumer Staples (0.6%):
Wesfarmers, Ltd.	2,240	65,064
Woolworths Group Ltd.	2,803	71,112
		136,176

Energy (0.8%):
Origin Energy Ltd.	9,553	56,635
Santos Ltd.	9,985	57,305
Woodside Petroleum Ltd.	2,746	66,237
		180,177

Financials (1.5%):
ASX Ltd.	1,315	72,342
Commonwealth Bank of Australia	1,280	71,754
Insurance Australia Group Ltd.	14,035	75,428
National Australia Bank Ltd.	3,567	61,639
Suncorp Group Ltd.	7,273	66,132
		347,295

Health Care (1.1%):
Cochlear Ltd.	350	55,185
CSL Ltd.	361	69,844
Ramsay Health Care Ltd.	1,276	64,932
Sonic Healthcare Ltd.	3,662	73,866
		263,827

Industrials (0.5%):
Aurizon Holdings Ltd.	17,518	64,280
Brambles Ltd.	7,946	65,338
		129,618

See notes to financial statements.

Schedule of Portfolio Investments — continued
Timothy Plan International ETF	December 31, 2019

SECURITY DESCRIPTION	SHARES	VALUE ($)

Australia (6.5%): (continued)

Information Technology (0.1%):
Wisetech Global Ltd.	1,191	19,528
		19,528

Materials (1.1%):
BHP Group Ltd.	2,485	67,856
BHP Group PLC	2,481	58,383
Fortescue Metals Group Ltd.	4,512	33,840
Newcrest Mining Ltd.	1,815	38,521
Rio Tinto Ltd.	788	55,507
		254,107

Utilities (0.3%):
AGL Energy Ltd.	4,300	61,937
		61,937
		1,505,485

Austria (0.5%):
Energy (0.3%):
OMV AG	1,043	58,585
		58,585

Financials (0.2%):
Erste Group Bank AG	1,394	52,472
		52,472
		111,057

Belgium (1.0%):
Financials (0.6%):
Ageas	1,566	92,529
KBC Group NV	747	56,185
		148,714

See notes to financial statements.

Schedule of Portfolio Investments — continued
Timothy Plan International ETF	December 31, 2019

SECURITY DESCRIPTION	SHARES	VALUE ($)

Belgium (1.0%): (continued)
Materials (0.4%):
Solvay SA	445	51,559
Umicore	746	36,280
		87,839
		236,553

Bermuda (0.5%):
Industrials (0.2%):
Jardine Matheson Holdings Ltd.	1,000	55,600
		55,600

Real Estate (0.3%):
Hongkong Land Holdings Ltd.	10,000	57,500
		57,500
		113,100

Canada (9.6%):
Consumer Discretionary (0.9%):
Dollarama, Inc.	1,347	46,300
Gildan Activewear, Inc.	2,093	61,884
Magna International, Inc.	946	51,876
Restaurant Brands International, Inc.	795	50,686
		210,746

Consumer Staples (1.7%):
Alimentation Couche-Tard, Inc.	2,208	70,080
Empire Co. Ltd.	2,645	62,051
Loblaw Cos. Ltd.	1,717	88,600
Metro, Inc.	2,606	107,560
Saputo, Inc.	2,341	72,480
		400,771

Energy (1.4%):
Imperial Oil Ltd.	2,522	66,721
Inter Pipeline Ltd.	3,790	65,794

See notes to financial statements.

Schedule of Portfolio Investments — continued
Timothy Plan International ETF	December 31, 2019

SECURITY DESCRIPTION	SHARES	VALUE ($)

Canada (9.6%): (continued)
Energy (1.4%): (continued)
Pembina Pipelines Corp.	2,502	92,746
TC Energy Corp.	1,795	95,611
		320,872

Financials (1.7%):
Great-West Lifeco, Inc.	3,269	83,739
National Bank of Canada	2,327	129,182
Power Corp.	3,226	83,110
Power Financial Corp.	3,571	96,096
		392,127

Industrials (0.7%):
Canadian National Railway Co.	924	83,597
Canadian Pacific Railway, Ltd.	322	82,094
		165,691

Information Technology (1.0%):
CGI, Inc. (a)	1,241	103,866
Constellation Software, Inc.	48	46,623
Open Text Corp.	1,619	71,349
		221,838

Materials (0.6%):
CCL Industries, Inc.	1,376	58,626
Kirkland Lake Gold Ltd.	704	31,036
Teck Resources Ltd., Class B	2,266	39,303
		128,965

Utilities (1.6%):
Canadian Utilities Ltd., Class A	3,505	105,738
Emera, Inc.	2,844	122,202
Fortis, Inc.	3,618	150,137
		378,077
		2,219,087

See notes to financial statements.

Schedule of Portfolio Investments — continued
Timothy Plan International ETF	December 31, 2019

SECURITY DESCRIPTION	SHARES	VALUE ($)

Chile (0.2%):
Materials (0.2%):
Antofagasta PLC	3,165	38,430
		38,430

Denmark (2.3%):
Financials (0.5%):
Danske Bank A/S	2,766	44,765
Tryg A/S	2,712	80,413
		125,178

Health Care (0.8%):
Coloplast A/S	581	72,083
Demant A/S (a)	1,717	54,081
Genmab A/S (a)	244	54,270
		180,434

Industrials (0.5%):
DSV Panalpina A S	562	64,781
Vestas Wind Systems A/S	546	55,183
		119,964

Materials (0.5%):
Christian Hansen Holding A/S	558	44,349
Novozymes A/S, Class B Shares	1,200	58,731
		103,080
		528,656

Finland (1.8%):
Energy (0.2%):
Neste OYJ	1,447	50,344
		50,344

Financials (0.6%):
Nordea Bank ABP	6,319	51,046
Sampo OYJ	1,694	73,929
		124,975

See notes to financial statements.

Schedule of Portfolio Investments — continued
Timothy Plan International ETF	December 31, 2019

SECURITY DESCRIPTION	SHARES	VALUE ($)

Finland (1.8%): (continued)
Industrials (0.3%):
Kone OYJ	1,141	74,584
		74,584
Materials (0.4%):
Stora ENSO OYJ, Class R Shares	2,853	41,487
UPM-Kymmene OYJ	1,421	49,265
		90,752
Utilities (0.3%):
Fortum OYJ	2,510	61,935
		61,935
		402,590
France (8.6%):
Consumer Discretionary (1.1%):
Compagnie Generale DES Etablissements Michelin	401	49,069
Hermes International SA	100	74,721
PSA Peugeot Citroen	1,837	43,886
Renault SA	688	32,549
SEB SA	295	43,808
		244,033
Financials (1.2%):
Amundi SA	776	60,839
CNP Assurances SA	3,120	62,044
Credit Agricole SA	3,830	55,522
Natixis	9,765	43,350
Societe Generale	1,403	48,806
		270,561
Health Care (1.0%):
bioMerieux	618	55,002
Essilorluxottica	368	56,051
Ipsen SA	381	33,759
Orpea	384	49,229
Sartorius Stedim Biotech	281	46,551
		240,592

See notes to financial statements.

Schedule of Portfolio Investments — continued
Timothy Plan International ETF	December 31, 2019

SECURITY DESCRIPTION	SHARES	VALUE ($)

France (8.6%): (continued)
Industrials (3.6%):
Aeroports de Paris	324	63,995
Airbus Group SE	420	61,466
Bollore	14,288	62,339
Bureau Veritas SA	2,446	63,812
Edenred	1,232	63,702
Eiffage SA	622	71,159
Groupe Eurotunnel SA	4,021	69,950
Legrand SA	829	67,541
Safran SA	361	55,734
Schneider Electric SA	647	66,400
Teleperformance	219	53,400
Thales SA	546	56,659
Vinci SA	657	72,952
		829,109
Information Technology (0.4%):
ATOS SE	568	47,347
Dassault Systemes SA	300	49,311
		96,658
Materials (0.4%):
Air Liquide SA	585	82,805
		82,805
Utilities (0.9%):
Engie	4,097	66,171
Suez	4,380	66,247
Veolia Environnement	2,820	74,993
		207,411
		1,971,169
Germany (5.4%):
Consumer Discretionary (0.6%):
Bayerische Motoren Werke (BMW) AG	817	67,022

See notes to financial statements.

Schedule of Portfolio Investments — continued
Timothy Plan International ETF	December 31, 2019

SECURITY DESCRIPTION	SHARES	VALUE ($)

Germany (5.4%): (continued)
Consumer Discretionary (0.6%): (continued)
Continental AG	321	41,498
Puma SE	545	41,780
		150,300
Consumer Staples (0.3%):
Beiersdorf AG	575	68,781
		68,781
Financials (1.5%):
Deutsche Boerse AG	451	70,894
Hannover Rueck SE	434	83,872
Muenchener Rueckversicherungs-Gesellschaft AG	311	91,739
Talanx AG	1,904	94,348
		340,853
Health Care (0.5%):
Carl Zeiss Meditec AG	361	46,037
Fresenius Medical Care AG	827	61,182
		107,219
Industrials (1.5%):
Brenntag AG	1,085	58,997
Deutsche Post AG	2,075	79,152
Fraport AG Frankfurt Airport	725	61,622
MTU Aero Engines AG	224	63,966
Rational AG	89	71,573
		335,310
Information Technology (0.2%):
Infineon Technologies AG	1,969	44,853
Wirecard AG	108	13,022
		57,875
Materials (0.6%):
Evonik Industries AG	1,846	56,338
Symrise AG	708	74,486
		130,824

See notes to financial statements.

Schedule of Portfolio Investments — continued
Timothy Plan International ETF	December 31, 2019

SECURITY DESCRIPTION	SHARES	VALUE ($)

Germany (5.4%): (continued)
Real Estate (0.2%):
Deutsche Wohnen SE	1,355	55,350
		55,350
		1,246,512
Hong Kong (5.4%):
Consumer Discretionary (0.2%):
Techtronic Industries Co.	5,500	44,858
		44,858
Consumer Staples (0.3%):
Sun Art Retail Group Ltd.	34,000	41,236
WH Group Ltd.	32,500	33,577
		74,813
Financials (0.5%):
AIA Group Ltd.	5,400	56,690
Hang Seng Bank	3,100	64,055
		120,745
Health Care (0.1%):
Sino Biopharmaceutical Ltd.	20,000	27,978
		27,978
Industrials (0.7%):
CK Hutchison Holdings Ltd.	8,000	76,285
MTR Corp. Ltd.	11,500	67,966
		144,251
Real Estate (2.4%):
CK Asset Holdings Ltd.	8,000	57,753
Hang Lung Properties Ltd.	24,452	53,663
Henderson Land Development Co. Ltd.	11,000	53,999
New World Development Co. Ltd.	34,000	46,603
Shimao Property Holdings Ltd.	11,500	44,572
Sino Land Co. Ltd.	38,000	55,207
Sun Hung KAI Properties Ltd.	3,834	58,702

See notes to financial statements.

Schedule of Portfolio Investments — continued
Timothy Plan International ETF	December 31, 2019

SECURITY DESCRIPTION	SHARES	VALUE ($)

Hong Kong (5.4%): (continued)
Real Estate (2.4%): (continued)
Swire Pacific Ltd., Class A	6,500	60,397
Wharf Real Estate Investment	8,000	48,821
Wheelock & Co. Ltd.	11,000	73,340
		553,057
Utilities (1.2%):
CK Infrastructure Holdings Ltd.	11,500	81,839
Hong Kong & China Gas Co. Ltd.	38,000	74,227
Power Assets Holdings Ltd.	15,500	113,388
		269,454
		1,235,156

Ireland (1.4%):
Consumer Staples (0.3%):
Kerry Group PLC	594	74,019
		74,019

Industrials (0.8%):
DCC PLC	695	60,235
Experian PLC	2,128	71,923
Kingspan Group PLC	910	55,575
		187,733

Materials (0.3%):
CRH PLC	1,691	67,653
		67,653
		329,405
Israel (1.1%):
Financials (0.6%):
Bank Hapoalim BM	8,724	72,405
Bank Leumi	10,227	74,481
		146,886

See notes to financial statements.

Schedule of Portfolio Investments — continued
Timothy Plan International ETF	December 31, 2019

SECURITY DESCRIPTION	SHARES	VALUE ($)

Israel (1.1%): (continued)
Information Technology (0.3%):
Nice Ltd. (a)	396	61,442
		61,442

Real Estate (0.2%):
Azrieli Group Ltd.	708	51,787
		51,787
		260,115
Italy (2.8%):
Consumer Discretionary (0.2%):
Moncler SpA	1,139	51,190
		51,190

Consumer Staples (0.3%):
Davide Campari - Milano SpA	6,141	56,066
		56,066

Energy (0.6%):
Eni SpA	4,667	72,477
Snam SpA	13,185	69,298
		141,775

Financials (0.9%):
Assicurazioni Generali SpA	4,489	92,617
Intesa Sanpaolo SpA	21,595	56,883
Poste Italiane SpA	4,603	52,247
		201,747

Industrials (0.2%):
Atlantia SpA	1,787	41,670
		41,670

See notes to financial statements.

Schedule of Portfolio Investments — continued
Timothy Plan International ETF	December 31, 2019

SECURITY DESCRIPTION	SHARES	VALUE ($)

Italy (2.8%): (continued)
Utilities (0.6%):
ENEL SpA	9,621	76,314
Terna SpA	10,729	71,648
		147,962
		640,410

Japan (19.5%):
Communication Services (1.0%):
KDDI Corp.	2,500	74,858
Nippon Telegraph & Telephone Corp.	3,000	76,132
NTT DoCoMo, Inc.	3,100	86,688
		237,678

Consumer Discretionary (3.0%):
Bridgestone Corp.	1,900	71,180
Denso Corp.	1,400	63,995
Fast Retailing Co. Ltd.	100	59,831
Hikari Tsushin, Inc.	200	50,497
Nitori Co. Ltd.	400	63,421
Oriental Land Co. Ltd.	400	54,786
Pan Pacific International Holdings Corp.	3,400	56,677
Panasonic Corp.	7,200	68,229
Shimano ORD	400	65,427
Sumitomo Electric Industries Ltd.	5,000	76,031
Toyota Industries Corp.	1,100	64,092
		694,166

Consumer Staples (0.7%):
KAO Corp.	700	58,151
Unicharm Corp.	1,600	54,492
Yakult Honsha Co. Ltd.	1,000	55,504
		168,147

See notes to financial statements.

Schedule of Portfolio Investments — continued
Timothy Plan International ETF	December 31, 2019

SECURITY DESCRIPTION	SHARES	VALUE ($)

Japan (19.5%): (continued)
Financials (3.0%):
DAI-Ichi Life Holdings, Inc.	3,500	58,521
Japan Exchange Group, Inc.	3,500	62,178
Japan Post Bank Co. Ltd.	9,100	87,951
Japan Post Holdings Co. Ltd.	9,300	87,829
ORIX Corp.	4,400	73,347
Resona Holding, Inc.	14,800	65,254
Sony Financial Holdings, Inc.	2,900	70,151
Sumitomo Mitsui Financial Group, Inc.	2,400	89,205
Sumitomo Mitsui Trust Holdings, Inc.	2,200	87,826
		682,262

Health Care (1.7%):
Chugai Pharmaceutical Co. Ltd.	800	74,227
Hoya Corp.	600	57,714
Kyowa Kirin Co. Ltd.	3,000	71,051
ONO Pharmaceutical Co. Ltd.	3,000	69,091
Shionogi & Co. Ltd.	1,100	68,517
Terumo Corp.	1,600	57,216
		397,816

Industrials (6.2%):
ANA Holdings, Inc.	2,700	90,513
Central Japan Railway Co.	200	40,501
Daikin Industries Ltd.	400	56,885
East Japan Railway Co.	800	72,592
Fanuc Corp.	300	56,139
Hankyu Hanshin Holdings, Inc.	1,700	73,233
Japan Airlines Co. Ltd.	2,700	84,425
KEIO Corp.	900	54,759
Kintetsu Group Holdings Co. Ltd.	1,300	70,839
Kubota Corp.	3,500	55,606

See notes to financial statements.

Schedule of Portfolio Investments — continued
Timothy Plan International ETF	December 31, 2019

SECURITY DESCRIPTION	SHARES	VALUE ($)

Japan (19.5%): (continued)
Industrials (6.2%): (continued)
Marubeni Corp.	8,000	59,691
Mitsubishi Corp.	2,700	72,073
Mitsubishi Electric Corp.	3,900	53,794
Mitsubishi Heavy Industries Ltd.	1,800	70,383
Nidec Corp.	400	55,247
Odakyu Railway	2,900	68,095
Secom Co. Ltd.	800	71,995
SG Holdings Co. Ltd.	2,200	49,816
Sumitomo Corp.	4,200	62,783
Tokyu Corp.	3,400	63,187
Toyota Tsusho Corp.	1,600	56,848
West Japan Railway Co.	1,000	86,902
		1,426,306

Information Technology (1.7%):
Canon, Inc.	2,700	74,223
Fujifilm Holdings Corp.	1,500	72,211
Keyence Corp.	200	70,858
Kyocera Corp.	1,000	68,851
Nomura Research Institute Ltd.	2,300	49,497
NTT Data Corp.	3,800	51,313
		386,953

Materials (0.9%):
Mitsubishi Chemical Holdings Corp.	6,900	51,922
Nippon Paint Holdings Co. Ltd.	900	46,723
Shin-Etsu Chemical Co. Ltd.	500	55,504
Taiyo Nippon Sanso Corp.	2,200	49,168
		203,317

See notes to financial statements.

Schedule of Portfolio Investments — continued
Timothy Plan International ETF	December 31, 2019

SECURITY DESCRIPTION	SHARES	VALUE ($)

Japan (19.5%): (continued)
Real Estate (1.3%):
Daito Trust Construction Co. Ltd.	400	49,632
Daiwa House Industry Co. Ltd.	1,700	53,047
Mitsubishi Estate Co. Ltd.	2,900	55,776
Mitsui Fudosan Co. Ltd.	2,600	63,947
Sumitomo Realty & Development	2,000	70,177
		292,579
		4,489,224
Korea, Republic Of (4.4%):
Communication Services (0.6%):
Naver Corp.	313	50,484
SK Telecom Co. Ltd.	368	75,745
		126,229

Consumer Discretionary (0.4%):
Hyundai Mobis	214	47,379
KIA Motors Corp.	1,307	50,073
		97,452

Consumer Staples (0.2%):
LG Household & Health Care Ltd.	42	45,803
		45,803

Energy (0.2%):
SK Innovation Co. Ltd.	317	41,123
		41,123

Financials (1.0%):
Hana Financial Group, Inc.	1,877	59,899
KB Financial Group, Inc.	1,430	58,929
Samsung Fire & Marine Insurance Co. Ltd.	259	54,541
Shinhan Financial Group Co. Ltd.	1,674	62,759
		236,128

See notes to financial statements.

Schedule of Portfolio Investments — continued
Timothy Plan International ETF	December 31, 2019

SECURITY DESCRIPTION	SHARES	VALUE ($)

Korea, Republic Of (4.4%): (continued)
Health Care (0.2%):
Celltrion, Inc. (a)	230	35,995
		35,995

Industrials (0.8%):
LG Corp.	935	59,676
Samsung C&T Corp.	691	64,839
SK Holdings Co. Ltd.	247	55,966
		180,481

Information Technology (0.8%):
Samsung Electronics Co. Ltd.	1,188	57,330
Samsung SDI Co. Ltd.	208	42,453
Samsung SDS Co. Ltd.	298	50,126
SK Hynix, Inc.	500	40,690
		190,599

Materials (0.2%):
LG Chem Ltd.	180	49,425
		49,425
		1,003,235
Luxembourg (0.7%):
Energy (0.2%):
Tenaris SA	3,844	43,330
		43,330

Health Care (0.2%):
Eurofins Scientific	66	36,583
		36,583

Real Estate (0.3%):
Aroundtown SA	8,296	74,290
		74,290
		154,203

See notes to financial statements.

Schedule of Portfolio Investments — continued
Timothy Plan International ETF	December 31, 2019

SECURITY DESCRIPTION	SHARES	VALUE ($)

Netherlands (1.9%):
Financials (0.3%):
EXOR NV	767	59,428
		59,428
Industrials (0.6%):
Randstad NV	981	59,900
Wolters Kluwer NV	1,005	73,291
		133,191

Information Technology (0.4%):
Adyen NV (a)	57	46,734
ASML Holding N.V.	186	55,013
		101,747

Materials (0.6%):
AKZO Nobel N.V	762	77,467
Koninklijke DSM NV	470	61,202
		138,669
		433,035
Norway (1.7%):
Consumer Staples (0.6%):
Mowi ASA	2,202	57,256
Orkla ASA, Class A	7,139	72,364
		129,620

Energy (0.4%):
AKER BP ASA	1,147	37,640
Statoil ASA	2,558	51,152
		88,792

Financials (0.5%):
DNB ASA	3,176	59,349
Gjensidige Forsikring ASA	3,128	65,669
		125,018

See notes to financial statements.

Schedule of Portfolio Investments — continued
Timothy Plan International ETF	December 31, 2019

SECURITY DESCRIPTION	SHARES	VALUE ($)

Norway (1.7%): (continued)
Materials (0.2%):
Yara International ASA	1,113	46,314
		46,314
		389,744
Portugal (0.2%):
Consumer Staples (0.2%):
Jeronimo Martins & Filho SA	2,906	47,799
		47,799

Russian Federation (0.2%):
Materials (0.2%):
Evraz PLC	6,770	36,223
		36,223

Singapore (3.5%):
Communication Services (0.4%):
Singapore Telecommunications Ltd.	35,100	87,972
		87,972

Consumer Discretionary (0.2%):
Jardine Cycle & Carriage Ltd.	2,500	55,964
		55,964
Consumer Staples (0.3%):
Wilmar International Ltd.	25,500	78,135
		78,135

Financials (1.1%):
DBS Group Holdings Ltd.	4,200	80,839
Oversea-Chinese Banking Corp. Ltd.	11,100	90,643
United Overseas Bank	4,100	80,530
		252,012

See notes to financial statements.

Schedule of Portfolio Investments — continued
Timothy Plan International ETF	December 31, 2019

SECURITY DESCRIPTION	SHARES	VALUE ($)

Singapore (3.5%): (continued)
Industrials (1.1%):
Keppel Corp. Ltd.	17,000	85,594
Singapore Airlines Ltd.	14,200	95,470
Singapore Tech Engineering Ltd.	25,900	75,893
		256,957

Real Estate (0.4%):
Capitaland Ltd.	28,500	79,484
		79,484
		810,524
Spain (3.2%):
Consumer Discretionary (0.3%):
Industria de Diseno Textil SA	1,867	65,857
		65,857

Energy (0.3%):
Repsol SA	4,031	62,980
		62,980

Financials (0.2%):
Caixabank SA	13,945	43,763
		43,763

Health Care (0.3%):
Grifols SA	1,900	66,979
		66,979

Industrials (0.6%):
ACS Actividades de Construccion y Servicios SA	1,429	57,139
Aena SME SA	395	75,537
		132,676

Information Technology (0.2%):
Amadeus IT Group SA	761	62,138
		62,138

See notes to financial statements.

Schedule of Portfolio Investments — continued
Timothy Plan International ETF	December 31, 2019

SECURITY DESCRIPTION	SHARES	VALUE ($)

Spain (3.2%): (continued)
Utilities (1.3%):
Endesa SA	3,140	83,784
Iberdrola SA	8,490	87,416
Naturgy Energy Group SA	2,742	68,890
Red Electrica Corp.	3,387	68,095
		308,185
		742,578
Sweden (3.5%):
Communication Services (0.3%):
Telia Co. AB	18,327	78,781
		78,781
Consumer Staples (0.5%):
Essity Aktiebolag, Class B	1,962	63,239
ICA Gruppen AB	1,194	55,751
		118,990

Financials (0.7%):
Skandinavisk Enskilda Banken AB	5,434	51,117
Svenska Handelsbanken AB	6,164	66,423
Swedbank AB, Class A Shares	2,404	35,803
		153,343

Industrials (1.8%):
ALFA Laval AB	2,233	56,258
ASSA Abloy AB	2,690	62,916
Atlas Copco AB, Class A Shares	1,590	63,441
Epiroc AB, Class A	4,221	51,549
Sandvik AB	3,007	58,657
Skanska AB	2,591	58,581
Volvo AB	3,372	56,503
		407,905

See notes to financial statements.

Schedule of Portfolio Investments — continued
Timothy Plan International ETF	December 31, 2019

SECURITY DESCRIPTION	SHARES	VALUE ($)

Sweden (3.5%): (continued)
Information Technology (0.2%):
Hexagon AB, Class B Shares	874	49,005
		49,005
		808,024
Switzerland (7.6%):
Communication Services (0.4%):
Swisscom AG	175	92,709
		92,709

Consumer Discretionary (0.5%):
CIE Financiere Richemont SA	745	58,562
Swatch Group AG	189	52,739
		111,301

Consumer Staples (0.7%):
Barry Callebaut AG	35	77,336
Chocoladefabriken Lindt & Spruengli AG	11	85,433
		162,769

Financials (1.5%):
Baloise Holding AG	481	86,994
Julius Baer Group Ltd.	1,057	54,543
Partners Group Holding AG	105	96,297
Swiss Life Holding AG	202	101,417
		339,251

Health Care (0.8%):
Sonova Holding AG	274	62,723
Straumann Holding AG	73	71,702
Vifor Pharma AG	307	56,048
		190,473

See notes to financial statements.

Schedule of Portfolio Investments — continued
Timothy Plan International ETF	December 31, 2019

SECURITY DESCRIPTION	SHARES	VALUE ($)

Switzerland (7.6%): (continued)
Industrials (1.8%):
ABB Ltd.	3,538	85,452
Geberit AG	172	96,559
Kuehne & Nagel International AG	411	69,321
Schindler Holding AG	289	73,534
SGS SA	35	95,892
		420,758

Information Technology (0.3%):
Stmicroelectronics NV	1,439	38,687
Temenos AG	280	44,333
		83,020

Materials (1.6%):
EMS-Chemie Holding AG	94	61,834
Givaudan SA	32	100,240
Glencore PLC	14,251	44,420
Lafargeholcim Ltd.	1,336	74,145
Sika AG	419	78,747
		359,386
		1,759,667
United Kingdom (5.8%):
Communication Services (0.6%):
BT Group PLC	23,951	61,043
Informa PLC	6,032	68,464
		129,507

Consumer Discretionary (0.7%):
Barratt Developments PLC	5,816	57,508
Burberry Group PLC	1,612	47,075
Next PLC	605	56,233
		160,816

See notes to financial statements.

Schedule of Portfolio Investments — continued
Timothy Plan International ETF	December 31, 2019

SECURITY DESCRIPTION	SHARES	VALUE ($)

United Kingdom (5.8%): (continued)
Consumer Staples (0.3%):
Associated British Foods PLC	2,081	71,603
		71,603

Financials (1.3%):
3I Group PLC	4,517	65,686
Hargreaves Lansdown PLC	1,693	43,387
Legal & General Group PLC	16,047	64,395
London Stock Exchange Group	507	52,039
Schroders PLC	1,393	61,508
		287,015

Health Care (0.3%):
Smith & Nephew PLC	3,138	76,158
		76,158

Industrials (1.6%):
Ashtead Group PLC	1,716	54,862
Bunzl PLC	2,387	65,282
Ferguson PLC	669	60,692
International Consolidated Airlines Group SA	6,038	49,979
Intertek Group PLC	905	70,141
Smiths Group PLC	3,207	71,653
		372,609

Information Technology (0.3%):
Halma PLC	2,477	69,416
		69,416

Materials (0.7%):
Anglo American PLC	1,769	50,910
Mondi PLC	2,366	55,542
Rio Tinto PLC	953	56,835
		163,287
		1,330,411

See notes to financial statements.

Schedule of Portfolio Investments — continued
Timothy Plan International ETF	December 31, 2019

SECURITY DESCRIPTION	SHARES	VALUE ($)

United States (0.3%):
Industrials (0.3%):
Waste Connections, Inc.	862	78,306
		78,306

Total Common Stocks (Cost $22,251,271)		22,920,698

Rights (0.0%)
Spain (0.0%):
Energy (0.0%):
Repsol SA Expires 01/08/20 @ $0.00(a)	3,978	1,887
		1,887

Total Rights (Cost $1,880)		1,887

Total Investments (Cost $22,253,151) — 99.6%(b)		22,922,585
Other assets in excess of liabilities — 0.4%		95,689
NET ASSETS - 100.00%		23,018,274

Percentages indicated are based on net assets as of December 31, 2019.

(a)	Non-income producing security.

(b)	See Federal Tax Information listed in the Notes to Financial Statements.

See notes to financial statements.

Statements of Assets and Liabilities

Timothy Plan	December 31, 2019

	Timothy Plan US Small Cap Core ETF	Timothy Plan US Large Cap Core ETF

ASSETS:
Investments, at value (Cost $9,849,296 and $126,672,202)	$10,197,513	$134,418,771
Cash and cash equivalents	21,152	244,998
Deposits with brokers for futures contracts	100	46,867
Interest and dividends receivable	7,401	121,565
Receivable for capital shares issued	—	10,864,976
Variation margin receivable on open futures contracts	—	770
Total Assets	10,226,166	145,697,947
LIABILITIES:
Payable for investments purchased	—	10,849,856
Accrued expenses and other payables:
Investment advisory fees	4,359	53,078
Total Liabilities	4,359	10,902,934
Net Assets	$10,221,807	$134,795,013
NET ASSETS CONSIST OF:
Capital	$9,873,590	$128,027,475
Total distributable earnings/(loss)	348,217	6,767,538
Net Assets	$10,221,807	$134,795,013

Shares Outstanding (unlimited shares authorized, no par value):	400,000	4,950,000
Net asset value:	$25.55	$27.23

See notes to financial statements.

Statements of Assets and Liabilities

Timothy Plan	December 31, 2019

	Timothy Plan High Dividend Stock ETF	Timothy Plan International ETF
ASSETS:
Investments, at value (Cost $87,668,881 and $22,253,151)	$93,816,902	$22,922,585
Cash and cash equivalents	115,460	67,961
Deposits with brokers for futures contracts	24,545	100
Interest and dividends receivable	204,021	35,062
Receivable for capital shares issued	2,679,276	—
Receivable for investments sold	—	3,842
Variation margin receivable on open futures contracts	385	—
Reclaims receivable	—	175
Total Assets	96,840,589	23,029,725
LIABILITIES:
Payable for foreign currency (Cost $2,161)	—	2,154
Payable for investments purchased	2,669,527	—
Accrued expenses and other payables:
Investment advisory fees	39,018	9,297
Total Liabilities	2,708,545	11,451
Net Assets	$94,132,044	$23,018,274
NET ASSETS CONSIST OF:
Capital	$88,737,317	$22,334,992
Total distributable earnings/(loss)	5,394,727	683,282
Net Assets	$94,132,044	$23,018,274

Shares Outstanding (unlimited shares authorized, no par value):	3,500,000	900,000
Net asset value:	$26.89	$25.58

See notes to financial statements.

Statements of Operations
Timothy Plan	For the Period Ended December 31, 2019

	Timothy Plan US Small Cap Core ETF(a)	Timothy Plan US Large Cap Core ETF(b)

Investment Income:
Dividend income	$11,815	$874,850
Interest income	27	549
Foreign tax withholding	—	(259)
Total Income	11,842	875,140
Expenses:
Investment advisory fees	4,359	261,554
Total Expenses	4,359	261,554
Net Investment Income (Loss)	7,483	613,586
Net Realized/Unrealized Gains (Losses) from Investment Transactions:
Net realized gains (losses) from investment transactions	—	(1,013,012)
Net realized gains (losses) from in-kind transactions	58,371	1,411,775
Net realized gains (losses) from futures transactions	—	7,977
Net change in unrealized appreciation/depreciation on investments	348,217	7,746,569
Net change in unrealized appreciation/depreciation on futures transactions	—	4,554
Net realized/unrealized gains on investments	406,588	8,157,863
Change in net assets resulting from operations	$414,071	$8,771,449

(a)	For the period from the commencement of operations on December 3, 2019 through December 31, 2019.

(b)	For the period from the commencement of operations on May 1, 2019 through December 31, 2019.

See notes to financial statements.

Statements of Operations
Timothy Plan	For the Period Ended December 31, 2019

	Timothy Plan High Dividend Stock ETF(a)	Timothy Plan International ETF(b)

Investment Income:
Dividend income	$1,520,214	$46,192
Interest income	618	261
Foreign tax withholding	(657)	(7,066)
Total Income	1,520,175	39,387
Expenses:
Investment advisory fees	237,373	9,296
Total Expenses	237,373	9,296
Net Investment Income (Loss)	1,282,802	30,091
Net Realized/Unrealized Gains (Losses) from Investment Transactions and foreign currency translations:
Net realized gains (losses) from investment transactions and foreign currency translations	(813,370)	13,397
Net realized gains (losses) from in-kind transactions	1,274,259	—
Net realized gains (losses) from futures transactions	15,421	—
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	6,148,021	669,652
Net change in unrealized appreciation/depreciation on futures transactions	(137)	—
Net realized/unrealized gains on investments and foreign currency translations	6,624,194	683,049
Change in net assets resulting from operations	$7,906,996	$713,140

(a)	For the period from the commencement of operations on May 1, 2019 through December 31, 2019.

(b)	For the period from the commencement of operations on December 3, 2019 through December 31, 2019.

See notes to financial statements.

Timothy Plan	Statements of Changes in Net Assets

	Timothy Plan US Small Cap Core ETF	Timothy Plan US Large Cap Core ETF
	For the Period December 3, 2019(a) through December 31, 2019	For the Period May 1, 2019(a) through December 31, 2019
From Investment Activities:
Operations:
Net investment income (loss)	$7,483	$613,586
Net realized gains (losses) from investment transactions	58,371	406,740
Net change in unrealized appreciation/depreciation on investments	348,217	7,751,123
Change in net assets resulting from operations	414,071	8,771,449
Distributions to Shareholders:
Distributions	(7,507)	(593,505)
Change in net assets resulting from distributions to shareholders	(7,507)	(593,505)
Change in net assets resulting from capital transactions	9,815,243	126,617,069
Change in net assets	10,221,807	134,795,013
Net Assets:
Beginning of period	—	—
End of period	$10,221,807	$134,795,013
Capital Transactions:
Proceeds from shares issued	$11,097,743	$139,366,129
Cost of shares redeemed	(1,282,500)	(12,749,060)
Change in net assets resulting from capital transactions	$9,815,243	$126,617,069

Share Transactions:
Issued	450,000	5,450,000
Redeemed	(50,000)	(500,000)
Change in Shares	400,000	4,950,000

(a)	Commencement of operations.

See notes to financial statements.

Timothy Plan	Statements of Changes in Net Assets

	Timothy Plan High Dividend Stock ETF	Timothy Plan International ETF
	For the Period May 1, 2019(a) through December 31, 2019	For the Period December 3, 2019(a) through December 31, 2019
From Investment Activities:
Operations:
Net investment income (loss)	$1,282,802	$30,091
Net realized gains (losses) from investment transactions	476,310	13,397
Net change in unrealized appreciation/depreciation on investments	6,147,884	669,652
Change in net assets resulting from operations	7,906,996	713,140
Distributions to Shareholders:
Distributions	(1,238,011)	(29,857)
Change in net assets resulting from distributions to shareholders	(1,238,011)	(29,857)
Change in net assets resulting from capital transactions	87,463,059	22,334,991
Change in net assets	94,132,044	23,018,274
Net Assets:
Beginning of period	—	—
End of period	$94,132,044	$23,018,274
Capital Transactions:
Proceeds from shares issued	$103,751,741	$22,334,991
Cost of shares redeemed	(16,288,682)	—
Change in net assets resulting from capital transactions	$87,463,059	$22,334,991

Share Transactions:
Issued	4,150,000	900,000
Redeemed	(650,000)	—
Change in Shares	3,500,000	900,000

(a)	Commencement of operations.

See notes to financial statements.

Timothy Plan	Financial Highlights
For a Share Outstanding Throughout Each Period

	Timothy Plan US Small Cap Core ETF	Timothy Plan US Large Cap Core ETF	Timothy Plan High Dividend Stock ETF	Timothy Plan International ETF

	For the period December 3, 2019(a) to December 31, 2019	For the period May 1, 2019(a) to December 31, 2019	For the period May 1, 2019(a) to December 31, 2019	For the period December 3, 2019(a) to December 31, 2019

Net Asset Value, Beginning of Period	$24.73	$25.16	$25.10	$24.80

Investment Activities:
Net Investment Income (Loss)(b)	0.02	0.21	0.48	0.04
Net Realized and Unrealized Gains (Losses) on Investments	0.82	2.04	1.74	0.77

Total from Investment Activities	0.84	2.25	2.22	0.81

Distributions to Shareholders:
Net Investment Income	(0.02)	(0.18)	(0.43)	(0.03)

Total Distributions	(0.02)	(0.18)	(0.43)	(0.03)

Net Asset Value, End of Period	$25.55	$27.23	$26.89	$25.58

Total Return (excludes sales charge)(c)	3.39%	9.01%	9.00%	3.25%

Ratios/Supplemental Data:
Ratio of Expenses to Average Net Assets(d)	0.52%	0.52%	0.52%	0.62%
Ratio of Net Investment Income (Loss) to Average Net Assets(d)	0.89%	1.22%	2.81%	1.99%
Net Assets, End of Period (000’s)	$10,222	$134,795	$94,132	$23,018
Portfolio Turnover(c)	—	17%	23%	12%

Amounts designated as “—” are 0 or have been rounded to 0.

(a)	Commencement of operations.
(b)	Per share net investment income (loss) has been calculated using the average daily shares method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.

See notes to financial statements.

Notes to Financial Statements

The Timothy Plan	December 31, 2019

1. ORGANIZATION:

The Timothy Plan (the “Trust”) was organized pursuant to a trust agreement dated December 16, 1993 as a Delaware business trust. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end investment company and thus is determined to be an investment company for accounting purposes. The Trust follows the investment company accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946 “Financial Services—Investment Companies.” The Trust is comprised of multiple series funds, four of which are exchange-traded funds (“ETFs”), and are authorized to issue an unlimited number of shares, which are units of beneficial interest with no par value. Each ETF is classified as diversified under the 1940 Act.

The accompanying financial statements are those of the Timothy Plan US Small Cap Core ETF (“US Small Cap Core ETF”), Timothy Plan US Large Cap Core ETF (“US Large Cap Core ETF”), Timothy Plan High Dividend Stock ETF (“High Dividend Stock ETF”), and Timothy Plan International ETF (“International ETF”) (individually, a “Fund” and collectively, the “Funds”). The US Large Cap Core ETF and High Dividend Stock ETF commenced operations on May 1, 2019 and the US Small Cap Core ETF and International ETF commenced operations on December 3, 2019. The Funds seek to provide investment results that track the performance of an underlying index, before fees and expenses. The underlying indices for the US Small Cap Core ETF, US Large Cap Core ETF, High Dividend Stock ETF, and the International ETF are the Victory US Small Cap Volatility Weighted BRI Index, Victory US Large Cap Volatility Weighted BRI Index, Victory US Large Cap High Dividend Volatility Weighted BRI Index, and Victory International 500 Volatility Weighted BRI Index (individually, an “Index” and collectively, the “Indices”), respectively. The remaining series funds are presented in separate annual reports.

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES:

Shares of the Funds are listed and traded on the New York Stock Exchange (“NYSE” or the “Exchange”). The Funds’ shares are offered at net asset value (“NAV”) only in aggregations of 50,000 Shares (each a “Creation Unit”). The Funds will issue and redeem Creation Units principally in exchange for a basket of securities included in the respective Fund’s Index (the “Deposit Securities”), together with the deposit of a specified cash payment (the “Cash Component”), plus transaction fees (“Transaction Fees”) as further described below. Shares trade on the Exchange at market prices that may be below, at, or above NAV.

Notes to Financial Statements

The Timothy Plan	December 31, 2019

Shares of a Fund may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System (“Clearing Process”) of the National Securities Clearing Corporation (“NSCC”) or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from a Fund.

The Funds reserve the right to offer creations and redemptions of Shares for cash. In addition, Shares may be issued in advance of receipt of Deposit Securities subject to various conditions, including a requirement to maintain on deposit with the Trust cash equal to up to 105% of the market value of the missing Deposit Securities. In each instance of such cash creations or redemptions, transaction fees may be imposed and may be higher than the transaction fees associated with in-kind creations or redemptions.

Transaction Fees include a fixed fee (“Fixed Fee”) payable to the Custodian (“Citibank N.A.”), which is imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction. Transaction Fees may also include an additional variable charge (“Variable Charge”) for purchases and redemptions of Creation Units for cash or involving cash-in-lieu, to compensate each Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions. Under certain circumstances, the Transaction Fees may be waived or adjusted. In such cases, the Authorized Participant will reimburse each Fund for, among other things, any difference between the market value at which the securities and/or financial instruments were purchased by each Fund and the cash-in-lieu amount, applicable registration fees, brokerage commissions and certain taxes and other costs and expenses related to the execution of trades resulting from such transaction (up to the maximum amount shown below). In addition, purchasers of Creation Units are responsible for the costs of transferring the Deposit Securities to the account of each Fund. Variable fees received by each Fund are displayed in the Capital Share Transaction section of the Statements of Changes in Net Assets as an increase to Paid-In-Capital.

Investors who use the services of a broker, or other such intermediary may be charged a fee for such services.

Notes to Financial Statements

The Timothy Plan	December 31, 2019

The Transaction Fees for each Fund are listed below:

	Fee for In-Kind and Cash Purchases and Redemptions	Maximum Additional Variable Charge for Cash Purchases and Redemptions*
US Small Cap Core ETF	$250	2.00%

US Large Cap Core ETF	$500	2.00%

High Dividend Stock ETF	$250	2.00%

International ETF	$4,500	2.00%

* As a percentage of the amount invested.

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Investment Valuation:

The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

The valuation techniques described below maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical securities

• Level 2 — other significant observable inputs (including quoted prices for similar securities or interest rates applicable to those securities, etc.)

• Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Notes to Financial Statements

The Timothy Plan	December 31, 2019

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The inputs or methodologies used for valuation techniques are not necessarily an indication of the risk associated with entering into those investments.

Portfolio securities listed or traded on securities exchanges, American Depositary Receipts (“ADRs”) and Rights, are valued at the closing price on the exchange or system where the security is principally traded, if available, or at the NASDAQ Official Closing Price. If there have been no sales for that day on the exchange or system, then a security is valued at the last available bid quotation on the exchange or system where the security is principally traded. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or an exchange on which they are traded. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments in open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

Investments for which there are no such quotations, or for which quotations do not appear reliable, are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board. These valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy, based on the observability of inputs used to determine the fair value.

A summary of the valuations as of December 31, 2019, based upon the three levels defined above, is included in the table below while the breakdown, by category, of investments is disclosed in the Schedules of Portfolio Investments:

US Small Cap Core ETF

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Other Significant Unobservable Inputs	Total
Investment Securities:
Common Stock	$10,197,513	$–	$–	$10,197,513

Total Investment Securities	10,197,513	–	–	10,197,513

Total Investments	$10,197,513	$–	$–	$10,197,513

Notes to Financial Statements

The Timothy Plan	December 31, 2019

US Large Cap Core ETF

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Other Significant Unobservable Inputs	Total
Investment Securities:
Common Stock	$134,418,771	$–	$–	$134,418,771

Total Investment Securities	134,418,771	–	–	134,418,771

Other Financial Instruments*
Futures Contracts	4,554	–	–	4,554

Total Investments	$134,423,325	$–	$–	$134,423,325

High Dividend Stock ETF

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Other Significant Unobservable Inputs	Total
Investment Securities:
Common Stock	$93,816,902	$–	$–	$93,816,902

Total Investment Securities	93,816,902	–	–	93,816,902

Other Financial Instruments*
Futures Contracts	(137)	–	–	(137)

Total Investments	$93,816,765	$–	$–	$93,816,765

International ETF

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Other Significant Unobservable Inputs	Total
Investment Securities:
Common Stock	$22,920,698	$–	$–	$22,920,698
Rights	1,887	–	–	1,887

Total Investment Securities	22,922,585	–	–	22,922,585

Total Investments	$22,922,585	$–	$–	$22,922,585

Notes to Financial Statements

The Timothy Plan	December 31, 2019

*Other Financial Instruments would include any derivative instruments, such as futures contracts. These investments are generally at the unrealized appreciation/(depreciation) on the instrument.

Real Estate Investment Trusts (“REITs”):

The Funds may invest in REITs which report information on the source of their distributions annually. REITs are pooled investment vehicles that invest primarily in income-producing real estate or real estate related loans or interests (such as mortgages). Certain distributions received from REITs during the year are recorded as realized gains or return of capital as estimated by the Funds or when such information becomes known.

Investment Companies:

The Funds may invest in portfolios of open-end investment companies. These investment companies value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the board of directors of the underlying funds.

Investment Transactions and Related Income:

Changes in holdings of investments are accounted for no later than one business day following the trade date. For financial reporting purposes, however, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premiums or accretion of discounts. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Withholding taxes on interest, dividends and gains as a result of certain investments in ADRs by the Funds have been provided for in accordance with each investment’s applicable country’s tax rules and rates.

Futures Contracts:

During the period ended December 31, 2019, the US Large Cap Core ETF and High Dividend Stock ETF Funds used futures contracts to provide market exposure on the Funds’ cash balances. Futures contracts are valued based upon their quoted daily settlement prices. Upon entering into a futures contract, and to maintain the Fund’s open positions in futures contracts, the Fund would be required to deposit with its custodian or futures broker in a segregated account in the name of the futures broker an amount of cash, U.S. government securities, suitable money market instruments, or other liquid securities, known as “initial margin.” The margin required for a particular futures contract is set by the exchange on

Notes to Financial Statements

The Timothy Plan	December 31, 2019

which the contract is traded, and may be significantly modified from time to time by the exchange during the term of the contract. Futures contracts are customarily purchased and sold on margins that may range upward from less than 5% of the value of the contract being traded. If the price of an open futures contract changes (by increase in underlying instrument or index in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. However, if the value of a position increases because of favorable price changes in the futures contract so that the margin deposit exceeds the required margin, the broker will pay the excess to a Fund. These subsequent payments, called “Variation Margin,” to and from the futures broker, are made on a daily basis as the price of the underlying assets fluctuate making the long and short positions in the futures contract more or less valuable, a process known as “marking to the market.” The Funds recorded a payable or receivable on variation margin. The Funds expect to earn interest income on its margin deposits. Gains or losses are recognized but not considered realized until the contracts expire or are closed. Futures contracts involve, to varying degrees, elements of market risk (generally equity price risk related to stock futures, interest rate risk related to bond futures, and foreign currency risk related to currency futures) and exposure to loss in excess of the variation margin disclosed in the Statements of Assets and Liabilities. The primary risks associated with the use of futures contracts are the imperfect correlation between the change in fair value of the underlying securities and the prices of futures contracts, the possibility of an illiquid market, and the inability of the counterparty to meet the terms of the contract. The monthly average notional amount for these contracts were $102,796 and $163,156 for US Large Cap Core ETF and High Dividend Stock ETF, respectively, for the period ended December 31, 2019. Realized gains and losses are reported as “Net realized gains/(losses) from futures transactions” on the Statements of Operations.

Summary of Derivative Instruments

The following is a summary of the fair values of derivative instruments on the Statements of Assets and Liabilities, categorized by risk exposure, as of December 31, 2019:

		Asset Derivatives		Liability Derivatives
Fund	Primary Risk Exposure	Statements of Asset and Liabilities Location	Total Fair Value	Statements of Asset and Liabilities Location	Total Fair Value
	Equity Risk
US Large Cap Core ETF	Equity Contracts	Receivable for variation margin on futures contracts*	$4,554	Payable for variation margin on futures contracts*	$-
High Dividend Stock ETF		Receivable for variation margin on futures contracts*	-	Payable for variation margin on futures contracts*	137

* For futures contracts, the amounts represent the cumulative appreciation/(depreciation) of these futures contracts as reported in the Schedule of Portfolio Investments. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities as Variation Margin on futures contracts.

Notes to Financial Statements

The Timothy Plan	December 31, 2019

The following is a summary of the effect of derivative instruments on the Statements of Operations, categorized by risk exposure, for the year ended December 31, 2019:

		Realized Gains (Losses) on Derivatives Recognized as a Result from Operations	Change in Unrealized Appreciation/ (Depreciation) on Derivatives Recognized as a Result from Operations
Fund	Primary Risk Exposure	Net realized gains (losses) from futures transactions	Change in unrealized appreciation (depreciation) on futures transactions
	Equity Risk
US Large Cap Core ETF	Equity Contracts	$7,977	$4,554
High Dividend Stock ETF	Equity Contracts	15,421	(137)

Foreign Currency Translations:

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities of a Fund denominated in a foreign currency are translated into U.S. dollars at current exchange rates. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates on the date of the transactions. The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are disclosed as net change in unrealized appreciation/depreciation on investments and foreign currency translations on the Statements of Operations. Any realized gains or losses from these fluctuations are disclosed as net realized gains or losses from investment transactions and foreign currency translations on the Statements of Operations.

Foreign Taxes:

The Funds may be subject to foreign taxes related to foreign income received (a portion of which may be reclaimable), capital gains on the sale of securities, and certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Funds invest.

Dividends to Shareholders:

Dividends from net investment income, if any, are declared and paid monthly for the Funds. Distributable net realized gains, if any, are declared and distributed at least annually from each Fund.

The amounts of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. To the extent these “book/tax” differences are permanent in nature (i.e., that they result from other than timing of recognition “temporary difference”), such amounts are reclassified within the components of net assets based on their federal tax-basis

Notes to Financial Statements

The Timothy Plan	December 31, 2019

treatment; temporary differences (e.g., wash sales) do not require reclassification. To the extent dividends and distributions exceed net investment income and net realized gains for tax purposes, they are reported as distributions of capital. Net investment losses incurred by a Fund may be reclassified as an offset to capital on the accompanying Statements of Assets and Liabilities.

Federal Income Taxes:

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of net investment income and net realized gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes is required in the financial statements. The Funds identifies its major tax jurisdiction as U.S. Federal.

As of and during the period ended December 31, 2019, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. During the period, the Funds did not incur any interest or penalties. For the current open tax year, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Further, management of the Funds is not aware of any tax positions for which it is reasonably possible that the total amounts of any unrecognized tax benefits will significantly change over the next fiscal year.

3. PURCHASES AND SALES OF SECURITIES:

Purchases and sales of securities (excluding securities maturing less than one year from acquisition) and in-kind transactions associated with purchases and sales for the period ended December 31, 2019 were as follows:

	Excluding in-kind transactions		Associated with in-kind transactions
Fund	Purchases	Sales	Purchases	Sales
US Small Cap Core ETF	$46,329	$—	$11,024,342	$1,279,746
US Large Cap Core ETF	12,778,214	12,519,316	138,896,113	12,722,270
High Dividend Stock ETF	14,982,317	14,468,140	103,390,024	16,299,022
International ETF	3,605,312	1,585,358	20,220,710	—

For the period ended December 31, 2019, there were no purchases or sales of U.S. Government Securities.

4. FEES AND TRANSACTIONS WITH AFFILIATES AND OTHER PARTIES:

Timothy Partners, Ltd. (“TPL” or the “Advisor”), a Florida limited partnership, serves as the Funds’ investment advisor pursuant to an Investment Advisory Agreement. Subject at all times to the supervision and approval of the Board, the Advisor is responsible for the

Notes to Financial Statements

The Timothy Plan	December 31, 2019

overall management of the Funds. The Advisor has arranged for distribution, custody, fund administration, transfer agency and all other services necessary for the Funds to operate. The Advisor receives a fee for its services, (the “Management Fee”). From the Management Fee, the Advisor is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of transfer agency, custody, fund administration and accounting, legal, audit, independent trustees and other services, except for interest expenses, distribution fees or expenses, brokerage expenses, acquired fund fees and expenses, taxes and extraordinary expenses such as litigation and other expenses not incurred in the ordinary course of the Fund’s business. The Advisor’s Management Fee is designed to cause substantially all of the Funds’ expenses to be paid and to compensate the Advisor for providing services for the Funds. US Large Cap Core ETF, US Small Cap Core ETF and High Dividend Stock ETF pay a Management Fee equivalent to 0.52% and International ETF pays a Management Fee equivalent to 0.62% of the Fund’s average daily net assets, computed daily and paid monthly.

Victory Capital Management, Inc., a New York corporation, serves as the Funds’ sub-advisor pursuant to a written sub-advisory agreement with the Advisor and receives fees from the Advisor for these services.

Citibank, N.A. serves as the Funds’ Custodian and Transfer Agent pursuant to a Global Custodial and Agency Services Agreement with the Trust. Citi Fund Services Ohio, Inc. (“Citi”), an affiliate of Citibank, N.A., acts as the Funds’ administrator and fund accountant pursuant to a Services Agreement with the Trust.

Foreside Fund Services, LLC (“Foreside”) serves as the Funds’ distributor.

Drake Compliance LLC provides compliance services to the Trust.

Certain officers and/or interested trustees of the Funds are also officers and/or employees of the Advisor.

5. INVESTMENT RISKS:

Each Fund may be subject to other risks in addition to these identified risks.

ETF Risk

The NAV of a Fund can fluctuate up or down, and you could lose money investing in a Fund if the prices of the securities owned by the Fund decline. In addition, a Fund may be subject to the following risks: (1) the market price of a Fund’s shares may trade above or below its NAV; (2) an active trading market for a Fund’s shares may not develop or be maintained; or (3) trading of a Fund’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are delisted from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.

Notes to Financial Statements

The Timothy Plan	December 31, 2019

Market Risk

The prices of the securities, particularly the common stocks, in which the Funds invest, may decline for a number of reasons. The price declines of common stocks, in particular, may be steep, sudden, and/or prolonged. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of a Fund’s holdings to fall as part of a broad market decline. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, and other geopolitical events, can have a dramatic adverse effect on securities held by a Fund.

Foreign Securities Risk

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; imposition of additional taxes; trading, settlement, custodial and other operational risks; and risk arising from the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Excluded Security Risk

Because the Index omits Excluded Securities, the Fund may be riskier than other funds that invest in a broader array of securities. Biblically Responsible Investing (“BRI”) may not be successful. Because the Index is reconstituted only at prescribed times during the year, the Fund may temporarily hold securities that do not comply with the BRI screening criteria if the application of the criteria or the nature of a company’s business changes in between these dates.

6. FEDERAL INCOME TAX INFORMATION:

As of December 31, 2019, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation (depreciation) for investments were as follows:

Fund	Cost of Investments for Federal Tax Purposes	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
US Small Cap Core ETF	$9,849,296	$437,549	$ (89,332)	$ 348,217
US Large Cap Core ETF	126,666,716	8,689,775	(937,720)	7,752,055
High Dividend Stock ETF	87,642,360	6,911,656	(737,114)	6,174,542
International ETF	22,268,043	768,054	(113,512)	654,542

Notes to Financial Statements

The Timothy Plan	December 31, 2019

The tax character of distributions paid to shareholders during the period ended December 31, 2019 were as follows:

	Period Ended December 31, 2019
	Distributions Paid From:
Fund	Ordinary Income	Total Taxable Distributions	Total Distributions Paid*
US Small Cap Core ETF	$7,507	$7,507	$7,507
US Large Cap Core ETF	593,505	593,505	593,505
High Dividend ETF	1,238,011	1,238,011	1,238,011
International ETF	29,857	29,857	29,857

* Total distributions paid may differ from the Statement of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

As of December 31, 2019, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Accumulated Earnings	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)*		Total Accumulated Earnings/ (Deficit)
US Small Cap Core ETF	$—	$—	$—	$348,217		$348,217
US Large Cap Core ETF	7,089	7,089	(991,606)	7,752,055		6,767,538
High Dividend ETF	16,139	16,139	(795,954)	6,174,542		5,394,727
International ETF	28,523	28,523	—	654,759	**	683,282

* The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales, futures mark to market, return of capital from underlying investments and passive foreign investment company mark to market.

** The amount includes $217 of unrealized appreciation on foreign currency translation.

At December 31, 2019, the Funds had net capital loss carry forwards (“CLCFs”) for federal income tax purposes which are available to reduce the future capital gain distributions to shareholders.

CLCFs not subject to expiration:

Fund	Short-Term Amount	Total
US Large Cap Core ETF	$991,606	$991,606
High Dividend ETF	795,954	795,954

During the period ended December 31, 2019, the Funds realized the following net capital gains (losses) resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Fund rather than for cash. Because such gains (losses) are

Notes to Financial Statements

The Timothy Plan	December 31, 2019

not taxable to the Fund, and are not distributed to shareholders, they have been reclassified from accumulated net realized gains (losses) to paid-in capital.

Fund	Short-Term Amount	Total
US Small Cap Core ETF	$ (58,371)	$ (58,371)
US Large Cap Core ETF	(1,410,406)	(1,410,406)
High Dividend ETF	(1,274,259)	(1,274,259)

7. RECENT ACCOUNTING PRONOUNCEMENTS:

In August 2018, the FASB issued Accounting Standards Update No. 2018-13, “Disclosure Framework - Changes to Disclosure Requirements for Fair Value Measurement” (“ASU 2018-13”). This update makes certain removals from, changes to and additions to existing disclosure requirements for fair value measurement. In addition, the amendments clarify that materiality is an appropriate consideration when evaluating disclosure requirements. ASU 2018-13 is effective for financial statements issued for fiscal years beginning after December 15, 2019 and interim periods within those fiscal years. The Funds have adopted ASU 2018-13 with the financial statements prepared as of December 31, 2019.

8. SUBSEQUENT EVENTS:

Management has evaluated subsequent events through the date these financial statements were issued.

Distributions

On February 12, the Funds declared and paid, respectively, a distribution from ordinary income for the following amounts:

Fund	Amount
US Small Cap Core ETF	$9,320
US Large Cap Core ETF	32,432
High Dividend Stock ETF	99,267

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

The Timothy Plan

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of portfolio investments, of Timothy Plan US Small Cap Core ETF, Timothy Plan US Large Cap Core ETF, Timothy Plan High Dividend Stock ETF, and Timothy Plan International ETF (the “Funds”), four of the portfolios constituting The Timothy Plan, as of December 31, 2019, and the related statements of operations, changes in net assets, including the related notes, and the financial highlights for the period May 1, 2019 (commencement of operations) through December 31, 2019, for Timothy Plan US Large Cap Core ETF and Timothy Plan High Dividend Stock ETF, and the related statements of operations, changes in net assets, including the related notes, and the financial highlights for the period December 3, 2019 (commencement of operations) through December 31, 2019, for Timothy Plan US Small Cap Core ETF and Timothy Plan International ETF (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2019, the results of their operations, changes in their net assets and the financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2019, by correspondence with the custodian and brokers. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Timothy Partners, Ltd., since 2005.

COHEN & COMPANY, LTD.

Cleveland, Ohio

February 28, 2020

COHEN & COMPANY, LTD.

800.229.1099 | 866.818.4538 | cohencpa.com

Registered with the Public Company Accounting Oversight Board

Other Information (Unaudited)

Timothy Plan	December 31, 2019

For the year ended December 31, 2019, the Funds paid qualified dividend income for the purposes of reduced individual federal income tax rates of:

Amount
US Large Cap Core ETF	100%
High Dividend ETF	100%

Dividends qualified for corporate dividends received deductions of:

Amount
US Large Cap Core ETF	100%
High Dividend ETF	100%

The following Funds intend to elect to pass through to shareholders the income tax credit for taxes paid to foreign countries. Foreign source income and foreign tax expense per outstanding share on December 31, 2019, were as follows:

	Foreign Source Income	Foreign Tax Expense
International ETF	0.04	0.01

Other Information (Unaudited)

Timothy Plan	December 31, 2019

Proxy Voting and Form N-PORT Information

Proxy Voting:

Information regarding the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 800-539-3863. The information is also included in the Funds’ Statement of Additional Information, which is available on the SEC’s website at www.sec.gov.

Information relating to how the Funds voted proxies relating to portfolio securities held during the period ended June 30 is available on the SEC’s website at www.sec.gov.

Availability of Schedules of Portfolio Investments:

The Trust files a complete list of Schedules of Portfolio Investments with the SEC for the first and third quarters of each fiscal year on Form N- PORT. Forms N- PORT are available on the SEC’s website at www.sec.gov.

Expense Examples:

As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including management fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the periods presented below.

The Actual Expense figures in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense figures in the table below provide information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Other Information (Unaudited)

Timothy Plan	December 31, 2019

Please note the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Fund	Beginning Account Value 7/1/19	Actual Ending Account Value 12/31/19	Hypothetical Ending Account Value 12/31/19	Actual Expenses Paid During Period 7/1/19 - 12/31/19*		Hypothetical Expenses Paid During Period 7/1/19 - 12/31/19*	Annualized Expense Ratio During Period 7/1/19 - 12/31/19

US Small Cap Core ETF

ETF Shares	$1,000	$1,033.90	$1,022.63	$0.42	**	$2.65	0.52%

US Large Cap Core ETF

ETF Shares	$1,000	$1,081.90	$1,022.58	$2.73		$2.65	0.52%

High Dividend Stock ETF

ETF Shares	$1,000	$1,094.30	$1,022.58	$2.74		$2.65	0.52%

International ETF

ETF Shares	$1,000	$1,032.50	$1,022.18	$0.50	**	$3.16	0.62%

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 184/365 (to reflect the one half year period).

**Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by 29/365 (to reflect the number of days from commencement of operations on December 3, 2019 through December 31, 2019).

Trustees and Executive Officers of the Trust

The Trustees and Principal Executive Officers of the Trust and their principal occupations for the past five years are listed as follows:

Name, Address & Age	Position(s) Held with the Trust	Length of Time Served and Term of Office	Number of Portfolios in Fund Complex Overseen by Trustee
Arthur D Ally*	Trustee, Chairman, President and Treasurer	Trustee and President since 1994 Indefinite Term	18
1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1942	President and controlling shareholder of Covenant Funds, Inc. (“CFI”), a holding company. President and general partner of Timothy Partners, Ltd., the investment Advisor and principal underwriter to each Fund. CFI is also the managing general partner of TPL.		None

Name, Address & Age	Position(s) Held with the Trust	Length of Time Served and Term of Office	Number of Portfolios in Fund Complex Overseen by Trustee
Joseph E. Boatwright**	Trustee, and Secretary	Trustee and Secretary since 1995 Indefinite Term	18
1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1930	Retired Minister. Currently serves as a consultant to the Greater Orlando Baptist Association. Served as Senior Pastor to Aloma Baptist Church from 1970-1996.		None

Name, Address & Age	Position(s) Held with the Trust	Length of Time Served and Term of Office	Number of Portfolios in Fund Complex Overseen by Trustee
Mathew D. Staver**	Trustee	Trustee since 2000 Indefinite Term	18
1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1956	Attorney specializing in free speech, appellate practice and religious liberty constitutional law. Founder of Liberty Counsel, a religious civil liberties education and legal defense organization. Host of two radio programs devoted to religious freedom issues. Editor of a monthly newsletter devoted to religious liberty topics. Mr. Staver has argued before the United States Supreme Court and has published numerous legal articles.		None

Name, Address & Age	Position(s) Held with the Trust	Length of Time Served and Term of Office	Number of Portfolios in Fund Complex Overseen by Trustee
Charles E. Nelson***	Trustee	Trustee since 2000 Indefinite Term	18
1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1934	Certified Public Accountant, semi-retired. Former non-profit industry accounting officer. Former financial executive with commercial bank. Former partner national accounting firm.		None

*	Mr. Ally is an “interested” Trustee, as that term is defined in the 1940 Act, because of his positions with and financial interests in CFI and TPL.
**	Messrs. Boatwright and Staver are “interested” Trustees, as that term is defined in the 1940 Act, because each has a limited partnership interest in TPL.
***	Mr. Nelson is an “interested” Trustee, as that term is defined in the 1940 Act, because he is employed by the Advisor.

INDEPENDENT TRUSTEES

Name, Address & Age	Position(s) Held with the Trust	Length of Time Served and Term of Office	Number of Portfolios in Fund Complex Overseen by Trustee
Kenneth Blackwell	Trustee	Trustee since 2011 Indefinite Term	18
1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1948	Currently serving as an independent consultant or Fellow with the Family Research Council and the American Civil Rights Union, and is a Visiting Professor at Liberty University, Lynchburg, VA. Former Secretary of State for the State of Ohio.		None

Name, Address & Age	Position(s) Held with the Trust	Length of Time Served and Term of Office	Number of Portfolios in Fund Complex Overseen by Trustee
Richard W. Copeland	Trustee	Trustee since 2005 Indefinite Term	18
1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1947	Retired. Associate Professor Stetson University for past 40 years. Retired Principal of Copeland & Covert, Attorneys at Law; specializing in tax and estate planning. B.A. from Mississippi College, JD from University of Florida and LLM Taxation from University of Miami.		None

Name, Address & Age	Position(s) Held with the Trust	Length of Time Served and Term of Office	Number of Portfolios in Fund Complex Overseen by Trustee
Deborah Honeycutt	Trustee	Trustee since 2010 Indefinite Term	18
1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1947	Dr. Honeycutt is a licensed physician currently serving as Medical Director of Clayton State University Health Services in Morrow, GA, CEO of Minority Health Services in Atlanta, and as a volunteer at Good Shepherd Clinic. Dr. Honeycutt received her B.A. and M.D. at the University of Illinois.		None

Name, Address & Age	Position(s) Held with the Trust	Length of Time Served and Term of Office	Number of Portfolios in Fund Complex Overseen by Trustee
Bill Johnson	Trustee	Trustee since 2005 Indefinite Term	18
1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1946	President (and Founder) of American Decency Association, Freemont, MI since 1999. Previously served as Michigan State Director for American Family Association (1987-1999). Previously a public school teacher for 18 years. B.S. from Michigan State University and a Master of Religious Education from Grand Rapids Baptist Seminary.		None

Name, Address & Age	Position(s) Held with the Trust	Length of Time Served and Term of Office	Number of Portfolios in Fund Complex Overseen by Trustee
John C. Mulder	Trustee	Trustee since 2005 Indefinite Term	18
1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1950	President of WaterStone (formerly the Christian Community Foundation and National Foundation) since 2001. Prior: 22 years of executive experience for a group of banks and a trust company. B.A. Economics from Wheaton College and MBA from University of Chicago.		None

Name, Address & Age	Position(s) Held with the Trust	Length of Time Served and Term of Office	Number of Portfolios in Fund Complex Overseen by Trustee
Scott Preissler, Ph.D.	Trustee	Trustee since 2004 Indefinite Term	18
1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1960	Scott Preissler, Ph.D. is the Executive Director of The National Center for Stewardship & Generosity. He is a former professor and past President and CEO of The Christian Stewardship Association (CSA) and Southern Baptist state headquarters in Texas and Georgia.		None

Name, Address & Age	Position(s) Held with the Trust	Length of Time Served and Term of Office	Number of Portfolios in Fund Complex Overseen by Trustee
Alan M. Ross	Trustee	Trustee since 2004 Indefinite Term	18
1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1951	Founder and CEO of Corporate Development Institute which he founded in 2000. Previously he served as President and CEO of Fellowship of Companies for Christ and has authored three books: Beyond World Class, Unconditional Excellence, Breaking Through to Prosperity.		None

Name, Address & Age	Position(s) Held with the Trust	Length of Time Served and Term of Office	Number of Portfolios in Fund Complex Overseen by Trustee
Patrice Tsague	Trustee	Trustee since 2011 Indefinite Term	18
1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1973	President and Chief Servant Officer of the Nehemiah Project International Ministries Inc. since 1999.		None

The Statement of Additional Information includes additional information about the Trustees of the Trust and is available, without charge, on the SEC’s website at www.sec.gov and/or by calling 800-539-3863.

EXECUTIVE OFFICERS

Name, Address & Age	Position(s) Held with the Trust	Length of Time Served and Term of Office	Number of Portfolios in Fund Complex Overseen by Trustee
Terry Covert	Executive Officer, Vice President	Officer since 2019 Indefinite Term	N/A
1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1947	Chief Compliance Officer and General Counsel for Advisor, Timothy Partners, Ltd.		N/A

Name, Address & Age	Position(s) Held with the Trust	Length of Time Served and Term of Office	Number of Portfolios in Fund Complex Overseen by Trustee
Cheryl Mumbert	Executive Officer, Vice President	Officer since 2019 Indefinite Term	N/A
1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1970	Chief Marketing Officer for Advisor, Timothy Partners, Ltd.		N/A

Name, Address & Age	Position(s) Held with the Trust	Length of Time Served and Term of Office	Number of Portfolios in Fund Complex Overseen by Trustee
David Jones	Chief Compliance Officer	Since 2004 Indefinite Term	N/A
1055 Maitland Center Commons Maitland, FL	Principal Occupation During Past 5 Years		Other Directorships Held by Trustee
Born: 1957	Co-founder and Managing Member, Drake Compliance, LLC (compliance consulting); founder and controlling shareholder, David Jones & Associates (law firm), 1998 to 2015.		N/A

Timothy Plan

1055 Maitland Center Commons

Maitland, Florida 32751

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS, AND YOU MAY LOSE MONEY. You should consider the fund’s investment objectives, risks, charges, and expenses. This and other important information can be found in the fund’s prospectus. To obtain a copy, visit timothyplan.com or call 800.846.7526. Read the prospectus carefully before investing or sending money. ETFs distributed by Foreside Fund Services, LLC, member FINRA and SIPC. Timothy Partners, Ltd. is not affiliated with Foreside Fund Services, LLC.

Visit our website at	Call Timothy Plan at

etf.timothyplan.com	800.846.7526

Item 2. Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer,

principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as an Exhibit.

(b) During the period covered by the report, with respect to the registrant’s code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, there have been no amendments to, not any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)(1)	The registrant’s board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2)	The audit committee financial expert is Mr. Alan Ross who is “independent for purposes of this Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

2019
(a) Audit Fees	$53,250
(b) Audit-Related Fees	$0
(c) Tax Fees*	$12,000

(d) All Other Fees	$0

* Related to preparation of federal income, excise tax returns, state tax returns and review of capital gain distribution calculations.

(e)(1) The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Funds and certain non-audit services to be rendered by the Auditor to the Advisor which require pre-approval by the Audit Committee. In connection with such pre-approvals, the Auditor, or a Fund officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

(e)(2) 2019 – 100%

(f)	Not applicable.

(g)	2019 - $12,000

(h)	Not applicable.

Item 5.  Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are Mr. Alan Ross, Mr. John Mulder and Mr. Richard Copeland.

Item 6.  Investments.

(a)	The Schedule of Investments as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of the Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)     The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

(a)(2)     Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)     Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Timothy Plan

By (Signature and Title) /s/ Arthur D. Ally
Arthur D. Ally, Principal Executive Officer and Principal Financial Officer

Date 3/3/2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Arthur D. Ally
Art Ally, Principal Executive Officer and Principal Financial Officer

Date 3/3/2020